         As filed with the Securities and Exchange Commission on April 26, 2000.

                                                       Registration Nos. 2-11522
                                                                         811-173

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
       Pre-Effective Amendment No. ______                                    [_]
       Post-Effective Amendment No.  66                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
       Amendment No.                 25

                               DODGE & COX FUNDS
               (Exact Name of Registrant as Specified in Charter)

             One Sansome Street, 35 Floor, San Francisco, CA  94104
                    (Address of Principal Executive Office)

       Registrant's Telephone Number including Area Code:  (415) 981-1710

Thomas M. Mistele, Esq., One Sansome Street, 35 Floor, San Francisco, CA  94104
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

       [_]  immediately upon filing pursuant to paragraph (b)
       [X]  on May 1, 2000 pursuant to paragraph (b)
       [_]  60 days after filing pursuant to paragraph (a)(1)
       [_]  on __________  pursuant to paragraph (a)(1)
       [_]  75 days after filing pursuant to paragraph (a)(2)
       [_]  on __________  pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

       [_] This post-effective amendment designates a new effective date of a previously filed post-effective amendment.

                              __________________

                               DODGE & COX FUNDS

                             CROSS REFERENCE SHEET
                                    PART A
                        (Prepared as part of Form N-1A)

Item Number in Form N-1A
 Registration Statement      Caption in Prospectus
------------------------     ---------------------
           1                 Cover Pages

           2                 Risk/Return Summary

           3                 Risk/Return Summary

           4                 Investment Objectives, Principal Investment
                             Strategies and Risks

           5                 Not Applicable

           6                 Fund Organization and Management

           7                 How to Purchase Shares
                             How to Redeem or Exchange Shares
                             Income Dividends and Capital Gain Distributions
                             Pricing of Shares

           8                 Not Applicable

           9                 Financial Highlights

                               DODGE & COX FUNDS

                             CROSS REFERENCE SHEET

                                     PART B

                        (Prepared as part of Form N-1A)

Item Number in Form N-1A
 Registration Statement      Caption in Statement of Additional Information
------------------------     ----------------------------------------------
           10                Cover Page; Table of Contents

           11                Capital Stock

           12                Classification, Investment Restrictions,
                             Investment Strategies and Risks; Appendix A

           13                Management of the Fund

           14                Management of the Fund

           15                Management of the Fund

           16                Brokerage Allocation and Other Practices

           17                Capital Stock

           18                Purchase, Redemption and Pricing of Shares

           19                Taxation of the Fund

           20                Principal Underwriter

           21                Performance Information

           22                Financial Statements

                                  DODGE & COX
                                     FUNDS


                                  Stock Fund
                               Established 1965


                                 Balanced Fund
                               Established 1931


                                  Income Fund
                               Established 1989




                                  Prospectus
                                  May 1, 2000



                    The Securities and Exchange Commission
                     has not approved or disapproved these
                  securities or passed upon the accuracy or
                         adequacy of this prospectus.
                      Any representation to the contrary
                            is a criminal offense.

                               Dodge & Cox Funds

--------------------------------------------------------------------------------

      Stock Fund                 Balanced Fund            Income Fund
   Established 1965             Established 1931        Established 1989

--------------------------------------------------------------------------------

  The Funds' investment manager, Dodge & Cox, was founded in 1930 and managed over $41 billion for individual and institutional investors in mutual fund and private accounts as of December 31, 1999. Dodge & Cox is one of the largest privately owned investment advisers in the United States.

                                   Prospectus

                                  May 1, 2000

--------------------------------------------------------------------------------------------------------
                                             Table of Contents
--------------------------------------------------------------------------------------------------------
   Risk/Return Summary                            2  Income Dividends and Capital Gain Distributions  24
   Investment Objectives, Principal Investment       Performance Information                          25
   Strategies and Risks                          11  Fund Organization and Management                 25
   . Investment Restrictions                     14  Portfolio Transactions                           26
   . Investment Risks                            15  Expenses                                         26
   . Additional Information on Investments       16  Federal Income Taxes                             26
   How to Purchase Shares                        18  Custodian and Transfer Agent                     27
   How to Redeem or Exchange Shares              20  Investment Information and Shareholder Services  27
   General Transaction Information               23  Financial Highlights                             29
   Pricing of Shares                             24  Officers and Trustees                            31

--------------------------------------------------------------------------------------------------------

  Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary
-------------------------------------------------------------------------------

            DODGE & COX FUNDS (Trust) is a family of three no-load mutual funds: Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund (Funds). Each Fund is a diversified series of the Trust. The Trust is registered with the Securities and Exchange Commission
            (SEC) as an open-end management investment company.

            Dodge & Cox Stock Fund
-------------------------------------------------------------------------------

Investment  The Fund seeks long-term growth of principal and income.
Goals A secondary objective is to achieve a reasonable current income.

Principal   The Fund invests primarily in a broadly diversified and
Investment carefully selected portfolio of common stocks. In Strategies selecting investments, the Fund invests in companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow and dividends. Companies are also selected with an emphasis on financial strength and sound economic condition.

            For details about the Fund's investment program, please see the Investment Objectives, Principal Investment
            Strategies and Risks section.

Principal   You could lose money on your investment in the Fund, or
Risks of    the Fund could underperform other investments, if any of
Investing   the following occurs:

            . The stock market goes down.
            . The market continues indefinitely to undervalue the
              stocks in the Fund's portfolio.
            . The stocks in the Fund's portfolio turn out not to be
              undervalued after all due to intractable or fundamental problems that are not yet apparent.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                    Dodge & Cox Stock Fund (continued)
-------------------------------------------------------------------------------

Performance         The bar chart and table shown below indicate the risks of
Information         investing in the Dodge & Cox Stock Fund. The bar chart
                    shows changes in the performance of the Fund's shares from year to year over a ten-year period.

                    The table shows how the Fund's average annual total returns for one, five and ten years compare to those of the Standard & Poor's Composite Index(R) of 500 Stocks (S&P 500). The S&P 500 is a widely recognized, unmanaged index of common stock prices.

                    The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   Dodge & Cox Stock Fund Annual Total Returns 1990-1999

                                                      [GRAPH APPEARS HERE]

                    1990     1991     1992     1993    1994     1995     1996     1997    1998    1999
                    ----     ----     ----     ----    ----     ----     ----     ----    ----    ----
                   -5.09%   21.48%   10.82%   18.32%   5.16%   33.38%   22.26%   28.41%   5.39%   20.20%

                   During the period shown in the bar chart, the highest quarterly return was 16.64%
                   (quarter ended June 30, 1999) and the lowest quarterly return was -16.04% (quarter ended September 30, 1990).

                   -----------------------------------------------------------------------------
                        Average annual total returns for the periods ended December 31, 1999
                   -----------------------------------------------------------------------------
                                                      Past 1 Year   Past 5 Years   Past 10 Years
                   -----------------------------------------------------------------------------
                   Dodge & Cox Stock Fund                  20.20%        21.55%         15.48%
                   S&P 500                                 21.06         28.55          18.21
                   -----------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Stock Fund (continued)
-------------------------------------------------------------------------------

Fees and    The table describes the fees and expenses that you may
Expenses    pay if you buy and hold shares of the Fund.

            ------------------------------------------------------------------------------------------
            Shareholder Fees                            Annual Fund Operating Expenses
            (fees paid directly from your investment)   (expenses that are deducted from Fund assets)
            ------------------------------------------------------------------------------------------
            Sales load imposed on purchases  None       Management fees                         .50%
            Deferred sales load              None       Distribution (12b-1) and/or
            Sales load imposed on                        service fees                           None
             reinvested distributions        None       Other expenses (transfer agent,
            Redemption fee                   None        custodial, accounting, legal, etc.)    .05%
            Exchange fee                     None                                               ----
            Maximum account fee              None       Total Fund Operating Expenses           .55%
            ------------------------------------------------------------------------------------------

            Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

            The example assumes that:
            . You invest $10,000 in the Fund for the time periods
              indicated;
            . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

            Although your actual costs may be higher or lower, under these assumptions your costs would be:

            -------------------------------------------------------------------
            Number of Years            1          3          5           10
            -------------------------------------------------------------------
                                      $56        $176       $307        $689
            -------------------------------------------------------------------

            This example should not be considered to represent actual expenses or performance from the past or for the future.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Balanced Fund
-------------------------------------------------------------------------------

Investment  The Fund seeks regular income, conservation of principal
Goals and an opportunity for long-term growth of principal and income.

Principal   The Fund invests in a diversified portfolio of common
Investment stocks, preferred stocks and bonds. In selecting equity Strategies investments, the Fund invests in companies that, in Dodge
            & Cox's opinion, appear to be temporarily undervalued by the stock market and have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow and dividends. Companies are also selected with an emphasis on financial strength and sound economic condition.

            Fixed-income investments include investment-grade: U.S. government obligations, mortgage and asset-backed securi-ties, corporate bonds, collateralized mortgage obligations
            (CMOs), and others. The proportions held in the various fixed-income securities will be revised in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In selecting fixed-income securities, Dodge & Cox will consider many factors, including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

            While the mix of equity and fixed-income securities will vary depending on Dodge & Cox's outlook on the markets, no more than approximately 75% of total assets will be invested in common stocks and that portion of the value of convertible securities attributable to the conversion right.

            For details about the Fund's investment program, please see the Investment Objectives, Principal Investment
            Strategies and Risks section.

Principal   You could lose money on your investment in the Fund, or
Risks of    the Fund could underperform other investments, if any of
Investing   the following occurs:

            Equity Securities

            . The stock market goes down.
            . The market continues indefinitely to undervalue the
              stocks in the Fund's portfolio.
            . The stocks in the Fund's portfolio turn out not to be
              undervalued after all due to intractable or fundamental problems that are not yet apparent.

            Fixed-Income Securities

            . Bond prices decline due to rising interest rates.
            . A bond issuer's financial condition deteriorates, or it
              fails to repay interest and principal in a timely manner.
            . Early repayment of principal of mortgage-related
              securities (e.g., prepayment of principal due to sale of the underlying property, refinancing or foreclosure) exposes the Fund to a lower rate of return upon reinvestment of principal. In addition, changes in the rate of prepayment also affect the price and volatility of a mortgage-related security.

            The Fund's balance between stocks and fixed-income securi-ties could limit its potential for capital appreciation relative to an all-stock fund.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                    Dodge & Cox Balanced Fund (continued)
-------------------------------------------------------------------------------

Performance         The bar chart and table shown below indicate the risks of
Information         investing in the Dodge & Cox Balanced Fund. The bar chart
                    shows changes in the performance of the Fund's shares from year to year over a ten-year period.

                    The table shows how the Fund's average annual total returns for one, five and ten years compare to a Combined Index consisting of 60% of the Standard & Poor's Composite Index(R) of 500 Stocks (S&P 500) and 40% of the Lehman Brothers Aggregate Bond Index (LBAG). The S&P 500 and LBAG are widely recognized, unmanaged indices of common stock prices and U.S. dollar-denominated, investment-grade fixed-income securities, respectively.

                    The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                   Dodge & Cox Balanced Fund Annual Total Returns 1990-1999

                                                  [GRAPH APPEARS HERE]

                   1990    1991     1992     1993     1994     1995     1996     1997     1998    1999
                   ----    ----     ----     ----     ----     ----     ----     ----     ----    ----
                   0.94%   20.72%   10.57%   15.95%   1.99%    28.02%   14.75%   21.21%   6.70%   12.06%

                   During the period shown in the bar chart, the highest quarterly return was 10.96%
                   (quarter ended June 30, 1997) and the lowest quarterly return was -9.26% (quarter ended September 30, 1990).

                   -----------------------------------------------------------------------------
                        Average annual total returns for the periods ended December 31, 1999
                   -----------------------------------------------------------------------------
                                                      Past 1 Year   Past 5 Years   Past 10 Years
                   -----------------------------------------------------------------------------
                   Dodge & Cox Balanced Fund               12.06%        16.31%         12.99%
                   Combined Index (60% S&P 500 &
                    40% LBAG)                              12.00         20.09          14.10
                   S&P 500                                 21.06         28.55          18.21
                   LBAG                                    -0.83          7.73           7.70
                   -----------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Balanced Fund (continued)
-------------------------------------------------------------------------------

Fees and    The table describes the fees and expenses that you may
Expenses    pay if you buy and hold shares of the Fund.

            ----------------------------------------------------------------------------------------------
            Shareholder Fees                            Annual Fund Operating Expenses
            (fees paid directly from your investment)   (expenses that are deducted from Fund assets)
            ----------------------------------------------------------------------------------------------
            Sales load imposed on purchases    None     Management fees                              .50%
            Deferred sales load                None     Distribution (12b-1) and/or service fees     None
            Sales load imposed on                       Other expenses (transfer agent, custodial,
             reinvested distributions          None      accounting, legal, etc.)                    .03%
            Redemption fee                     None                                                  ----
            Exchange fee                       None     Total Fund Operating Expenses                .53%
            Maximum account fee                None
            ----------------------------------------------------------------------------------------------

            Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

            The example assumes that:
            . You invest $10,000 in the Fund for the time periods
              indicated;
            . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

            Although your actual costs may be higher or lower, under these assumptions your costs would be:

            -------------------------------------------------------------------
            Number of Years            1          3          5           10
            -------------------------------------------------------------------
                                      $54       $170       $296         $665
            -------------------------------------------------------------------

            This example should not be considered to represent actual expenses or performance from the past or for the future.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Income Fund
-------------------------------------------------------------------------------

Investment  The Fund seeks a high and stable rate of current income,
Goals       consistent with long-term preservation of capital.
            A secondary objective is to take advantage of opportunities to realize capital appreciation.

Principal The Fund invests in a diversified portfolio consisting Investment primarily of high-quality bonds and other fixed-income Strategies securities, including U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and others rated A or better by either S&P or Moody's.

            The proportions held in the various fixed-income securities will be revised in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In selecting securities, Dodge & Cox will consider many factors, including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

            For details about the Fund's investment program, please see the Investment Objectives, Principal Investment
            Strategies and Risks section.

Principal   You could lose money on your investment in the Fund, or
Risks of    the Fund could underperform other investments, if any of
Investing   the following occurs:

            . Bond prices decline due to rising interest rates.
            . A bond issuer's financial condition deteriorates, or it
              fails to repay interest and principal in a timely manner.
            . Early repayment of principal of mortgage-related
              securities (e.g., prepayment of principal due to sale of the underlying property, refinancing or foreclosure) exposes the Fund to a lower rate of return upon reinvestment of principal. In addition, changes in the rate of prepayment also affect the price and volatility of a mortgage-related security.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                    Dodge & Cox Income Fund (continued)
-------------------------------------------------------------------------------

Performance         The bar chart and table shown below indicate the risks of
Information         investing in the Dodge & Cox Income Fund. The bar chart
                    shows changes in the performance of the Fund's shares over a ten-year period.

                    The table shows how the Fund's average annual total returns for one, five and ten years compare to those of the Lehman Brothers Aggregate Bond Index (LBAG). The LBAG is a widely recognized, unmanaged index of U.S. dollar-denominated investment-grade fixed-income securities.

                    The Fund's past performance does not necessarily indicate how the Fund will perform in the future.



                   Dodge & Cox Income Fund Annual Total Returns 1990-1990

                                                  [GRAPH APPEARS HERE]

                   1990    1991    1992     1993     1994     1995     1996     1997     1998    1999
                   ----    ----    ----     ----     ----     ----     ----     ----     ----    ----
                   7.42%   17.94%   7.80%   11.35%   -2.89%   20.21%   3.62%    10.00%   8.08%   -0.81%

                   During the period shown in the bar chart, the highest quarterly return was 7.01%
                   (quarter ended June 30, 1995) and the lowest quarterly return was -2.38%
                   (quarter ended March 31, 1994).

                   -----------------------------------------------------------------------------
                        Average annual total returns for the periods ended December 31, 1999
                   -----------------------------------------------------------------------------
                                                      Past 1 Year   Past 5 Years   Past 10 Years
                   -----------------------------------------------------------------------------
                   Dodge & Cox Income Fund                -0.81%         7.99%          8.05%
                   LBAG                                   -0.83          7.73           7.70
                   -----------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Income Fund (continued)
-------------------------------------------------------------------------------

Fees and    The table describes the fees and expenses that you may
Expenses    pay if you buy and hold shares of the Fund.

            ----------------------------------------------------------------------------------------------
            Shareholder Fees                            Annual Fund Operating Expenses
            (fees paid directly from your investment)   (expenses that are deducted from Fund assets)
            ----------------------------------------------------------------------------------------------
            Sales load imposed on purchases    None     Management fees                              .41%
            Deferred sales load                None     Distribution (12b-1) and/or service fees     None
            Sales load imposed on                       Other expenses (transfer agent, custodial,
             reinvested distributions          None      accounting, legal, etc.)                    .05%
            Redemption fee                     None                                                  ----
            Exchange fee                       None     Total Fund Operating Expenses                .46%
            Maximum account fee                None
            ----------------------------------------------------------------------------------------------


            Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

            The example assumes that:
            . You invest $10,000 in the Fund for the time periods
              indicated;
            . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

            Although your actual costs may be higher or lower, under these assumptions your costs would be:

            -------------------------------------------------------------------
            Number of Years            1          3          5           10
            -------------------------------------------------------------------
                                      $47       $148       $258         $579
            -------------------------------------------------------------------

            This example should not be considered to represent actual expenses or performance from the past or for the future.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Investment Objectives, Principal Investment Strategies and Risks
-------------------------------------------------------------------------------

            This section takes a closer look at the investment objec-tives of each Fund, their principal investment strategies and certain risks of investing in the Fund.

            Dodge & Cox Stock Fund
-------------------------------------------------------------------------------

Investment The Fund's primary objective is to provide shareholders Objectives with an opportunity for long-term growth of principal and
and         income. A secondary objective is to achieve a reasonable
Principal   current income. These objectives may not be changed with-
Investment out shareholder approval. Investors should recognize that Strategies the market risks inherent in investment cannot be avoided, nor is there any assurance that the investment objectives of the Fund will be achieved. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks. Under normal market condi-tions, the Fund will invest at least 65% of its total assets in common stocks. The Fund may also purchase other types of securities, for example, preferred stocks and debt securities which are convertible into common stock
            (or which in the opinion of Dodge & Cox have predominantly common stock investment characteristics). The Fund may also invest up to 20% of its total assets in U.S. dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depositary Receipts (ADRs)). Fur-ther information about specific investments is provided under Additional Information on Investments.

            Moderate reserves in cash or short-term fixed-income secu-rities may be held from time to time as Dodge & Cox may deem advisable. Nevertheless, the long-term emphasis shall be the maintaining of a fully invested equity fund.

            Common stocks selected for the Fund will be predominantly those which in the view of Dodge & Cox have positive pros-pects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cash flow and dividends are considered in making these stock selections. Individual securities are selected with an emphasis on financial strength and sound economic condi-tion. The Fund's policies as described above may be changed without shareholder approval; however, these poli-cies will not be changed without notice to shareholders.

            In an attempt to minimize unforeseen risks in single secu-rities, the Fund seeks to provide adequate investment diversification. Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. (The Fund's portfolio turnover rates for the fiscal years ended December 31, 1999, 1998 and 1997 were 18%, 19%, and 19%, respectively.) However, during rapidly changing economic, market and political condi-tions, there may necessarily be more portfolio changes than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realiza-tion of capital gains and losses (see Federal Income Tax-es). It is the general practice of the Fund to invest in securities with ready markets, mainly issues listed on national securities exchanges.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Balanced Fund
-------------------------------------------------------------------------------

Investment The Fund's objectives are to provide shareholders with Objectives regular income, conservation of principal and an opportu-
and         nity for long-term growth of principal and income. These
Principal   objectives may not be changed without shareholder approv-
Investment al. Investors should recognize that the market risks Strategies inherent in investment cannot be avoided, nor is there any assurance that the investment objectives of the Fund will be achieved. Reasonable appreciation in favorable periods and conservation of principal in adverse times are objec-tives that require flexibility in managing the assets of the Fund under constantly changing investment conditions.
            Therefore, the proportions held in common and preferred stocks and bonds are revised by Dodge & Cox when consid-ered advisable in light of its appraisal of business and investment prospects.

            Under normal market conditions, it is the policy of the Fund to maintain no more than approximately 75% of its total assets in common stocks and that portion of the value of convertible securities attributable to the con-version right. Fixed-income securities are held for their relative stability of principal and income as well as for a reserve which can be used to take advantage of invest-ment opportunities. The Fund may also invest up to 20% of its total assets in U.S. dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and Yan-kee bonds). Moderate reserves in cash or short-term fixed-income securities may be held from time to time as Dodge & Cox may deem advisable. Further information about specific investments is provided under Additional Information on Investments.

            It is the Fund's policy to invest in investment-grade debt securities rated Baa or higher by Moody's Investors Serv-ice (Moody's) or BBB or higher by Standard & Poor's Rat-ings Group (S&P). Securities rated Baa or BBB have speculative characteristics. Securities that are down-graded below Baa or BBB subsequent to purchase may con-tinue to be held by the Fund, if Dodge & Cox believes it advantageous to do so. Unrated debt securities may be pur-chased if they are, in the opinion of Dodge & Cox, of equivalent quality to debt securities rated at least A by Moody's and S&P. An explanation of Moody's and S&P's rat-ing groups is included in the Appendix to the Statement of Additional Information (SAI).

            A substantial position will be maintained in common stocks which in the view of Dodge & Cox have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cash flow and dividends are considered in making these stock selections. The level of security prices and the trend of business activity are considered in determining the total invest-ment position of the Fund in equities at any time. Indi-vidual securities are selected with an emphasis on financial strength and a sound economic condition. The Fund's policies as described above may be changed without shareholder approval; however, these policies will not be changed without notice to shareholders.

            The proportions held in the various fixed-income securi-ties will be revised as appropriate in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In making invest-ment decisions, Dodge & Cox will take many factors into consideration including yield to maturity, quality, liquidity, current yield and capital appreciation poten-tial.

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                                       12

                               DODGE & COX FUNDS
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            Dodge & Cox Balanced Fund (continued)
            -------------------------------------------------------------------

            In an attempt to minimize unforeseen risks in single secu-rities, the Fund seeks to provide adequate investment diversification. Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. (The Fund's portfolio turnover rates for the fiscal years ended December 31, 1999, 1998 and 1997 were 17%, 26% and 32%, respectively.) However, during rap-idly changing economic, market and political conditions, there may necessarily be more portfolio changes than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of cap-ital gains and losses (see Federal Income Taxes). It is the general practice of the Fund to invest mainly in equity securities listed on national securities exchanges and securities with ready markets.

            Dodge & Cox Income Fund
-------------------------------------------------------------------------------

Investment The Fund's primary objective is to provide shareholders Objectives with a high and stable rate of current income consistent
and         with long-term preservation of capital. A secondary objec-
Principal   tive is to take advantage of opportunities to realize cap-
Investment ital appreciation. These objectives may not be changed Strategies without shareholder approval. Investors should recognize that the market risks inherent in investment cannot be avoided, nor is there any assurance that the investment objectives of the Fund will be achieved.

            The Fund seeks to achieve its objectives by investing in a diversified portfolio of fixed-income securities. It is the policy of the Fund to invest at least 80% of the mar-ket value of its total assets in the following: (1) debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (2) investment-grade debt securities rated Baa or higher by Moody's or BBB or higher by S&P, including U.S. dollar-denominated foreign issues and supranational agencies; (3) unrated securities if deemed to be of investment-grade quality by Dodge & Cox; and (4) bankers' acceptances, bank certificates of deposit, repurchase agreements and commercial paper. At least 65% of the market value of the portfolio will be invested in category (1) securities and in category (2) securities rated in the top three rating categories. In addition, the Fund will invest no more than 25% of its total assets in U.S. dollar-denominated securities of for-eign issuers. Further information about specific invest-ments is provided under Additional Information on Investments.

            No more than 20% of the Fund may be invested in other fixed-income instruments including: debt obligations rated below investment grade if, in the opinion of Dodge & Cox, they are of suitable quality, provide attractive invest-ment opportunities and have a minimum rating of B by Moody's and/or S&P at the time of investment; preferred stock; corporate bonds convertible into common stocks or carrying warrants to purchase common stock. The Fund will invest in unrated securities only if deemed to be of investment-grade quality by Dodge & Cox. It should be noted that securities rated Baa or BBB or below have spec-ulative characteristics. Securities rated B may yield a higher level of current income than higher-quality securi-ties but generally have less liquidity, greater market risk and more price fluctuation. An explanation of Moody's and S&P's rating categories is included in the Appendix to the SAI.

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                                       13
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                               DODGE & COX FUNDS
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            Dodge & Cox Income Fund (continued)
            -------------------------------------------------------------------

            The proportions held in the various fixed-income securi-ties will be revised as appropriate in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In making invest-ment decisions, Dodge & Cox will take many factors into consideration including yield to maturity, quality, liquidity, current yield and capital appreciation poten-tial.

            The Fund attempts to achieve its secondary objective of capital appreciation through such techniques as funda-mental research (i.e., seeking a security or group of securities which Dodge & Cox believes to be undervalued) and making gradual adjustments in the average maturity of the Fund's portfolio.

            The average maturity of the Fund's portfolio at any given time depends, in part, on Dodge & Cox's assessment of eco-nomic and market conditions, the future level of inflation and interest rates, and on the relative yields of securi-ties in the marketplace. Dodge & Cox normally invests in an array of securities with short, intermediate and long maturities in varying proportions.

            Purchases and sales of securities are generally made for long-term fundamental investment reasons rather than for short-term trading purposes. Nevertheless, Dodge & Cox may sell any of the securities in the Fund, regardless of the length of time held, in seeking to achieve the objectives of the Fund.

            In seeking to achieve the objectives of the Fund, Dodge & Cox may purchase securities on a when-issued basis, pur-chase or sell securities for delayed delivery and lend portfolio securities. The Fund's investment policies as set forth above may be changed without shareholder approv-al; however, these policies will not be changed without notice to shareholders.

            Dodge & Cox maintains a long-term investment orientation and therefore anticipates a relatively low turnover rate. (The Fund's portfolio turnover rates for the fiscal years ended December 31, 1999, 1998, and 1997 were 24%, 35%, and
            28%, respectively.) However, during rapidly changing eco-nomic, market and political conditions, there may neces-sarily be more portfolio changes than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses (see Federal Income Taxes).

--------------------------------------------------------------------------------

Investment  The Funds have adopted certain restrictions designed to achieve
Restric-    diversification of investment and to reduce investment risk. Each
tions       Fund may not: (a) invest more than 5% of the value of its total assets in the securities of any one issuer except the U.S. govern-ment, nor acquire more than 10% of the voting securities of any one issuer; (b) concentrate investments of more than 25% of the value of its total assets in any one industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or related repurchase agreements); (c) borrow money except as a tem-porary measure for extraordinary or emergency purposes; (d) make loans to other persons, except this shall not exclude the purchase of publicly issued debt securities of a type purchased by institu-tional investors. The investment restrictions described in this paragraph and in the SAI may be changed only with the approval of that Fund's shareholders.

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                                       14
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                               DODGE & COX FUNDS
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-------------------------------------------------------------------------------

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Investment  You should understand that all investments involve risks, and
Risks there can be no guarantee against loss resulting from an invest-ment in the Funds, nor can there be any assurance that a Fund's investment objectives will be attained. There are further risk factors described elsewhere in this prospectus and in the SAI.

            Investments in common stock in general are subject to market risks that cause their prices to fluctuate over time, i.e., the possi-bility that stock prices will decline over short or even extended periods. Prices of bonds are sensitive to changes in the market level of interest rates. In general, as interest rates rise, the prices of fixed-income securities fall, and conversely, as inter-est rates fall, the prices of these securities rise. Yields on short, intermediate and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital apprecia-tion and depreciation than obligations with shorter maturities and lower yields. Furthermore, because yield levels on securities vary with changing interest rates, no specific yield on shares of a Fund can be guaranteed. Since the Dodge & Cox Income Fund and the bond portion of the Dodge & Cox Balanced Fund portfolio will be invested primarily in higher-quality debt securities, the Funds may not yield as high a level of current income as funds that invest primarily in lower-quality debt securities which generally have less liquidity, greater market risk and greater price fluctu-ation. The value of stocks and bonds may also be affected by changes in the financial condition of, and other events affecting, specific issuers. Fluctuations in the value of the securities in which a Fund invests will cause the Fund's share price to fluctu-ate. An investment in the Funds, therefore, may be more suitable for long-term investors who can bear the risk of short and long-term fluctuations in a Fund's share price.

            Foreign securities involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement and regulatory practices that differ from U.S. standards; foreign taxes; and the risk that fluctuations in foreign exchange rates will decrease the investment's value (al-though favorable changes can increase its value).

            The Dodge & Cox Balanced Fund, with its mixture of investments in common stocks and bonds, may entail less investment risk (and a potentially lower return) than a mutual fund investing only in common stocks.

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                                       15

                               DODGE & COX FUNDS
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Additional  COMMON STOCKS (DODGE & COX STOCK FUND and DODGE & COX BALANCED
Information FUND) Stocks represent shares of ownership in a company. After
on          other claims are satisfied, common stockholders participate in
Investments company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreci-ation and depreciation potential of all corporate securities.

            PREFERRED STOCKS Each Fund may invest in preferred stocks. Generally, preferred stock has a specified dividend and ranks after bonds but before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.

            CONVERTIBLE SECURITIES Each Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with other features.

            FOREIGN SECURITIES Each Fund may invest in U.S. dollar-denominated securities of foreign issuers traded in the U.S. Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks.

            U.S. GOVERNMENT OBLIGATIONS A portion of each Fund may be invested in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the obligations purchased by a Fund are backed by the full faith and credit of the U.S. gov-ernment and are guaranteed as to both principal and interest by the U.S. Treasury. Examples of these include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, or indirect obligations of the U.S. Treasury, such as obligations of the Government National Mortgage Association, the Maritime Administration, the Farmers Home Administration and the Department of Veterans Affairs.

            While the obligations of many of the agencies and instrumentalities of the U.S. government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. government. Some of the agencies are indirectly backed by their right to borrow from the U.S. government, such as the Federal Financing Bank, the Federal Home Loan Banks and the U.S. Postal Service. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. These agencies include the Federal Farm Credit Banks, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. No assurance can be given that the U.S. government would provide financial support to U.S. government-established or sponsored agencies. Furthermore, with respect to the U.S. government securities purchased by the Fund, guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor do they extend to the value of a Fund's shares. A Fund may invest in these securities if it believes they offer an expected return commensurate with the risks assumed.


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                                       16
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                               DODGE & COX FUNDS
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            MORTGAGE PASS-THROUGH SECURITIES (DODGE & COX BALANCED FUND and
            DODGE & COX INCOME FUND) Mortgage pass-through securities are guaranteed by an agency of the U.S. government or are issued by a private entity. These securities represent ownership in "pools" of mortgage loans and are called "pass-throughs" because principal and interest payments are passed through to security holders monthly. The security holder may also receive unscheduled princi-pal payments representing prepayments of the underlying mortgage loans. When a Fund reinvests the principal and interest payments, it may receive a rate of interest which is either higher or lower than the rate on the existing mortgage.

            During periods of declining interest rates there is increased likelihood that mortgage securities may be prepaid more quickly than expected. Such prepayment would most likely be reinvested at lower rates. On the other hand, if the pass-through securities had been purchased at a discount, then such prepayment of principal may benefit the portfolio. Conversely, in a rising interest rate environment, mortgage securities may be prepaid at a rate slower than expected. In this case, the current cash flow of the bond generally decreases. A slower prepayment rate effectively length-ens the time period the security will be outstanding and may adversely affect the price and the price volatility of the securi-ty.

            COLLATERALIZED MORTGAGE OBLIGATIONS (DODGE & COX BALANCED FUND and DODGE & COX INCOME FUND) Collateralized Mortgage Obligations
            (CMOs) are private entity or U.S. government agency-issued multi-class bonds that are collateralized by U.S. agency-guaranteed mortgage pass-through securities. The issuer typically issues sev-eral classes, or "tranches", of bonds, the debt service of which is provided by the principal and interest payments from the mort-gage pass-through securities in the trust. Each of these tranches is valued and traded separately based on its distinct cash flow characteristics. Dodge & Cox will purchase a tranche with the weighted-average life and cash flow characteristics that it believes will contribute to achieving the objectives of a Fund.

            All CMOs purchased by a Fund will be issued or guaranteed by an agency of the U.S. government or have a AA rating by either S&P or Moody's. To qualify for this rating, a CMO is structured so that even under conservative prepayment and reinvestment assumptions, the principal and interest payments from the collateral are expected to meet or exceed the cash flow obligations of all the tranches of the CMO. However, there are risks associated with CMOs which relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life and price of CMOs). In a fall-ing interest rate environment, the mortgage securities may be pre-paid faster than the assumed rate. In this scenario, the prepayments of principal will generally be reinvested at a rate which is lower than the rate that the security holder is currently receiving. Conversely, in a rising interest rate environment, the mortgage collateral may be prepaid at a rate which is slower than the assumed rate. In this case, the current cash flow of the bond generally decreases. A reduced prepayment rate effectively length-ens the time period the security will be outstanding and may ad-versely affect the price and the price volatility of the security.


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                                       17

                               DODGE & COX FUNDS
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How to             If the Fund's transfer agent, Boston Financial Data Services
Purchase           Inc. (Boston Financial Data Services), receives your request
Shares             in good order before the close of trading on the New York
                   Stock Exchange (NYSE) (generally 4 p.m. Eastern time (ET)), your transactions will be priced at that day's net asset value (NAV). If your request is received after 4 p.m., it will be priced at the next business day's NAV. The Funds are offered on a no-load basis. You do not pay sales commissions or 12b-1 marketing fees.

                                -------------------------------------------------------------
                                TO OPEN AN ACCOUNT           TO ADD TO AN ACCOUNT
---------------------------------------------------------------------------------------------
MINIMUM INVESTMENT              $2,500 (regular account);    $100
                                $1,000 (IRAs)
---------------------------------------------------------------------------------------------
BY MAIL                         Complete and sign the        Mail your check with
Regular Mail:                   Account Application          an Invest-By-Mail form
Dodge & Cox Funds               (Adoption Agreement          detached from your
c/o Boston Financial            for an IRA).                 confirmation statement.
Data Services
P.O. Box 9051                   Call 1-800-621-3979
Boston, MA 02205-9051           or visit the Funds'
                                web site at
Express, Certified or           www.dodgeandcox.com
Registered Mail:                to receive the
Dodge & Cox Funds               appropriate forms.
c/o Boston Financial
Data Services                   Make your check payable to Dodge & Cox Funds.
66 Brooks Drive, Suite 1        All purchases must be made in U.S. dollars,
Braintree, MA 02184-3839        and checks must be drawn on U.S. banks.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, the Funds will not accept third party checks.
---------------------------------------------------------------------------------------------
BY TELEPHONE                    You may not use telephone    Complete "Investment/
1-800-621-3979                  transactions for initial     Redemption Options" in
Client Services                 purchases of a Fund's        the Account Application
                                shares.                      to establish the ability
Business Hours:                                              to transfer assets from
Monday-Friday                   Call Client Services         your bank account.
9 a.m.-8 p.m. ET                during business hours
                                to exchange from another     Call Client Services
                                Dodge & Cox Fund account     during business hours to
                                with the same registration   make subsequent investments
                                (name, address, taxpayer     directly from your bank
                                I.D. and account type).      account or exchange from
                                                             another Dodge & Cox Fund
                                                             account with the same
                                                             registration (name, address,
                                                             taxpayer I.D. and account type).
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
IMPORTANT NOTE: Only bank accounts held at domestic financial institutions that are Automated
Clearing House (ACH) members may be used for telephone transactions. This option will become effective approximately 15 business days after the Account Application is received by Boston
Financial Data Services. The price paid for shares of a Fund will be the next determined NAV after Boston Financial Data Services receives your investment instructions. Your order may be canceled if payment is not received by the third business day after your order is placed.
---------------------------------------------------------------------------------------------

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                                       18
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                               DODGE & COX FUNDS
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
How to                                            ------------------------------------------------------------------------
Purchase Shares                                   TO OPEN AN ACCOUNT                     TO ADD TO AN ACCOUNT
(continued)        -------------------------------------------------------------------------------------------------------
                   BY WIRE                        Call Client Services                   Call Client Services
                   Wire to:                       (1-800-621-3979) to                    (1-800-621-3979) to
                   State Street Bank              notify the Fund of                     notify the Fund of
                   and Trust Company              your wire transaction.                 your wire transaction.
                   Boston, MA
                   ABA 0110 0002 8                After making initial                   Wire transactions are not
                   Deposit DDA 9905-351-4         investments by wire, you               available for IRA accounts,
                   FFC Dodge & Cox                must promptly complete an              except for asset transfers
                   (Fund Name) Fund               Account Application and mail           and direct rollovers.
                   Fund #/ Account #              it to the Fund, c/o Boston
                   Account Registration           Financial Data Services, at
                                                  either of the addresses listed
                                                  above. No account services will
                                                  be established until the completed
                                                  Account Application has been
                                                  received by the Fund.

                                                  Wire transactions are not available
                                                  for IRA accounts, except for asset
                                                  transfers and direct rollovers.
                   -------------------------------------------------------------------------------------------------------
                   AUTOMATICALLY                  The Funds offer ways to invest automatically. Call Client Services or visit the Funds' website at www.dodgeandcox.com and request or down-
                                                  load the Account Options Form (IRA Account Options Form for IRA Accounts)
                                                  to establish this service. See Automatic Investment Plan.
                   -------------------------------------------------------------------------------------------------------
                   IMPORTANT NOTES:
                   *  If Client Services receives your call before 4 p.m. ET and the custodian receives the wired funds the same day, the Fund will credit the purchase to your account that day. If Client Services receives your call after 4 p.m. or the custodian receives the wire after 6 p.m. ET, the purchase will be credited to your account the following business day.

                   *  If you buy Fund shares through a registered broker/dealer, financial institution or investment adviser, the broker/dealer, financial institution or adviser may charge you a service fee.
                   -------------------------------------------------------------------------------------------------------

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                                       19
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                               DODGE & COX FUNDS
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--------------------------------------------------------------------------------

            ADDITIONAL INFORMATION ABOUT PURCHASES All subscriptions are sub-ject to acceptance by a Fund, and the price of the shares will be the NAV which is next computed after receipt by Boston Financial Data Services, or other authorized agent or sub-agent, of the sub-scription in proper form (see Pricing of Shares). If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses (including a $20 fee) incurred by a Fund or Boston Financial Data Services, and a Fund can redeem shares you own in this or another identically registered
            Dodge & Cox Fund account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment. All subscriptions will be invested in full and fractional shares, and you will receive a confirmation statement.

            Certificates (for full shares only) are not issued unless requested by you.

            A Social Security or Taxpayer Identification Number must be supplied and certified on the Account Application before an account can be established. If you fail to furnish a Fund with your correct Social Security or Taxpayer Identification Number, the Fund may be required to withhold Federal income tax at a rate of 31% (backup withholding) from dividends, capital gain distributions and redemptions.

            The Funds and their agents reserve the right to accept initial purchases by telephone; to cancel or rescind any purchase or exchange (for example, if an account has been restricted due to excessive trading or fraud) upon notice to the shareholder within five business days of the trade; to freeze any account and temporarily suspend services on the account when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions believed to be genuine.

--------------------------------------------------------------------------------

How to You may withdraw any part of your account by selling shares. The Redeem or sale price of your shares will be the Fund's next-determined NAV Exchange after Boston Financial Data Services receives all required docu-
Shares      ments in good order.

            Good order means that the request includes:

            *   Fund name and account number.
            *   Amount of the transaction (in dollars or shares).
            *   Signatures of all owners exactly as registered on the account.
            *   Signature guarantees (if required).
            *   Any certificates you are holding for the account.
            * Corporate/Institutional accounts only: A certified corporate resolution dated within the last six months (or a certified corporate resolution and letter of indemnity) must be on file with Boston Financial Data Services.
            *   Any supporting legal documentation that may be required.

            Sale or exchange requests received after the close of trading on the NYSE (generally 4 p.m. ET) are processed at the next business day's NAV. No interest will accrue on amounts represented by uncashed redemption checks.

            The Funds reserve the right to close any non-IRA account in which the balance falls below the minimum initial investment.

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                                       20
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                               DODGE & COX FUNDS
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

How to
Redeem or
Exchange                                     ------------------------------------------------------------
Shares                                       ACCOUNT TYPE
(continued)      ----------------------------------------------------------------------------------------
                 BY TELEPHONE                ALL TYPES EXCEPT IRA ACCOUNTS
                 1-800-621-3979              Call Client Services during business hours to
                 Client Services             sell or exchange shares. You can exchange shares
                                             from a Fund to open an account in another Fund or
                 Business Hours:             to add to an existing account with an identical
                 Monday-Friday               registration.
                 9 a.m.-8 p.m. ET
                                             IRA ACCOUNTS
                                             You can sell and exchange shares by calling
                                             Client Services. You must complete the
                                             "Telephone Redemption Option" on the Adoption
                                             Agreement to authorize the telephone
                                             redemption service.
                 ----------------------------------------------------------------------------------------
                 BY MAIL                     ALL TYPES EXCEPT IRA ACCOUNTS
                 Regular Mail:               Send a letter of instruction signed by all registered
                 Dodge & Cox Funds           account holders. Include the Fund name and account
                 c/o Boston Financial        number and (if you are selling) a dollar amount or
                 Data Services               number of shares OR (if you are exchanging) the name
                 P.O. Box 9051               of the Fund you want to exchange into and a dollar
                 Boston, MA 02205-9051       amount or number of shares. To exchange into an account
                                             with a different registration (including a different name,
                 Express, Certified or       address, or taxpayer identification number), you must
                 Registered Mail:            provide Boston Financial Data Services with written
                 Dodge & Cox Funds           instructions that include the guaranteed signatures of
                 c/o Boston Financial        all current account owners. See Signature Guarantees and
                 Data Services               Change in Account Registration and Transfer of Shares.
                 66 Brooks Drive, Suite 1
                 Braintree, MA 02184-3839    IRA ACCOUNTS
                                             To make a distribution from your IRA, call Client Services or visit the Funds' website at www.dodgeandcox.com and
                                             request or download an IRA Distribution Form.
                 ----------------------------------------------------------------------------------------
                 AUTOMATICALLY               The Funds offer ways to sell shares automatically. Call
                                             Client Services or visit the Funds' website at
                                             www.dodgeandcox.com and request or download the Account
                                             Options Form (or IRA Distribution Form for IRA accounts) to establish this service. See Systematic Withdrawal Plan.
                 ----------------------------------------------------------------------------------------

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                                       21
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                               DODGE & COX FUNDS
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            REDEMPTION PAYMENTS MAY BE MADE BY CHECK, WIRE OR ACH

            BY CHECK Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to other than the address of record or if the address of record has been changed within 30 days of the redemp-tion request, the request must be in writing with your signa-ture(s) guaranteed.

            BY WIRE The Fund will wire redemption proceeds only to the bank account designated on the Account Application or in written instructions--with signature guarantee--received with the redemp-tion order.

            BY ACH Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the Account Application. There is a $100 minimum per ACH transfer. ACH transfers for IRA accounts are only available for Systematic Withdrawal Plans.

            SIGNATURE GUARANTEES You may need to have your signature guaran-teed in certain situations, such as:

            * Written requests to wire redemption proceeds (if not previously authorized on the Account Application).
            * Sending redemption proceeds to any person, address or bank account not on record.
            * Transferring redemption proceeds to a Dodge & Cox Fund account with a different registration (name/ownership) from yours.
            *   Establishing certain services after the account is opened.

            You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Funds. A Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

            REDEMPTIONS-IN-KIND The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's NAV (redemption-in-kind). If pay-ment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Funds have elected, however, to be governed by Rule 18f-1 under the Invest-ment Company Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

            IRA ACCOUNTS Redemption requests for IRA accounts must include instructions regarding Federal income tax withholding. Unless you have elected otherwise, your redemptions will be subject to income tax withholding. State withholding may also apply.

            ADDITIONAL INFORMATION ABOUT REDEMPTIONS Under certain circum-stances, Boston Financial Data Services may require additional documents, including stock powers with signatures guaranteed, trust instruments, death certificates, appointments as executor and certificates of corporate authority. If certificates have been issued for any of the shares to be redeemed, such certificates must be endorsed with signatures guaranteed and delivered to Bos-ton Financial Data Services. For any questions regarding documen-tation or signature requirements for trusts, estates, corporations, etc., please call Client Services (1-800-621-3979).

            The redemption price will be the NAV which is next computed after receipt of a redemption request in good order (see Pricing of Shares) by Boston Financial Data Services or other authorized agent or sub-agent. The redemption price may be more or less than your cost, depending upon the market value of a Fund's investments at the time of redemption. Redemption payments are made as soon as practicable, generally within two business days, but no later than the seventh day after the effective date for redemption, or

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                                       22

                               DODGE & COX FUNDS
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            within such shorter period as may legally be required. If shares are redeemed within two weeks of purchase, a Fund may delay pay-ment of the redemption proceeds until your purchase check or ACH purchase has cleared, which may take up to 15 days. There is no such delay when shares being redeemed were purchased by wiring Federal funds. The Funds may suspend your redemption right or postpone payment at times when the NYSE is closed or under any emergency circumstances as determined by the SEC. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest your redemption proceeds in your account at the then current NAV.

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General     EXCHANGING SHARES An exchange is treated as a redemption and a
Transaction purchase; and, therefore, you may realize a taxable gain or loss. Information You should read the current prospectus of the Fund into which the exchange is being made.

            There is a $1,000 minimum for all exchanges. If a new account is being opened by exchange, the minimum investment requirements must be met. After the exchange, the account from which the exchange is made must have a remaining balance of at least $2,500 ($1,000 for an IRA account) in order to remain open. The Funds reserve the right to terminate or materially modify the exchange privilege upon 60 days advance notice to shareholders.

            TELEPHONE TRANSACTIONS By using telephone purchase, redemption and/or exchange options, you agree to hold the Trust, Dodge & Cox, Boston Financial Data Services and each of their respective direc-tors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to decline these options in the Account Application or by writing Boston Financial Data Services. (You may also reinstate them at any time by writing Boston Financial Data Services.) If a Fund does not employ reason-able procedures to confirm that the instructions received from any person with appropriate account information are genuine, the Fund may be liable for losses due to unauthorized or fraudulent instructions. If you are unable to reach a Fund by telephone because of technical difficulties, market conditions, or a natural disaster, you should make purchase, redemption and exchange requests by regular or express mail. If an account has multiple owners, a Fund may rely on the instructions of any one account owner. You should note that purchase and sales orders will not be canceled or modified once received in good order.

            Purchases and sales should be made for long-term investment pur-poses only. Because excessive trading may be disadvantageous to a Fund, each Fund reserves the right to limit purchase and sale transactions, including exchanges, when a pattern of frequent trading appears evident.

            TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (Processing Organization). Processing Organizations may charge you a fee for this service and may require different mini-mum initial and subsequent investments than the Funds. Processing Organizations may also impose other charges or restrictions dif-ferent from those applicable to shareholders who invest in the Funds directly. A Processing Organization, rather than its custom-ers, may be the shareholder of record of your shares. The Funds are not responsible for the

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                                       23

                               DODGE & COX FUNDS
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            failure of any Processing Organization to carry out its
            obligations to its customers. Certain Processing Organizations may receive compensation from Dodge & Cox for shareholder recordkeeping and similar services.

            CHANGE IN ACCOUNT REGISTRATION AND TRANSFER OF SHARES Changes in account registrations, such as changing the name(s) on your account, or transferring shares to another person or legal entity must be submitted in writing and require a signature guarantee. Please call Client Services (1-800-621-3979) or visit the Funds' web site at www.dodgeandcox.com and request or download the Change of Registration Form or the Gift or Transfer of Assets Form to affect this change.

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Pricing of  The share price (net asset value per share or NAV) for a Fund is
Shares calculated at 4 p.m. ET each day the NYSE is open for business. To calculate the NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

            If a Fund, or its authorized agent or sub-agent receives your request in good order by 4 p.m. ET, your transactions will be priced at that day's NAV. If your request is received after 4 p.m., it will be priced at the next business day's NAV.

            A Fund cannot accept orders that request a particular day or price for your transaction or any other special conditions. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET.

-------------------------------------------------------------------------------

Income      Dividend and capital gain distributions are reinvested in
Dividends   additional Fund shares in your account unless you select another
and         option on your Account Application. The advantage of reinvesting
Capital     distributions arises from compounding; that is, you receive income
Gain Dis-   dividends and capital gain distributions on an increasing number tributions  of shares.

            -------------------------------------------------------------------
             IMPORTANT TAX NOTE: The Funds' distributions, whether received in cash or reinvested in additional shares of the Fund, may be sub-ject to Federal and state income tax.
            -------------------------------------------------------------------

            Distributions not reinvested are paid by check or transmitted to your bank account via electronic transfer using the ACH network. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest your distribution check in your account at your Fund's then current NAV and to reinvest all subsequent distributions in shares of the Fund.

            INCOME DIVIDENDS Each Fund declares and pays dividends (if any) quarterly in March, June, September and December.

            CAPITAL GAIN DISTRIBUTIONS A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is usually declared and paid in March.

            -------------------------------------------------------------------
             BUYING A DISTRIBUTION: Unless you are investing through a tax-deferred retirement account (such as an IRA or 401(k) plan), it may not be to your advantage to buy shares of a Fund shortly before the Fund makes a distribution. This is known as "buying a distribution." Buying a distribution can cost you money in taxes as you will receive, in the form of a taxable distribution, a portion of the money you just invested. To avoid buying a distri-bution, check the Fund's distribution schedule before you invest.
            -------------------------------------------------------------------

            In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you during the previous year. This information will also be reported to the IRS.

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                                       24
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                               DODGE & COX FUNDS
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Performance    A Fund may include figures indicating its total return and/or
Information    yield in advertisements or reports to shareholders or prospective investors and, as appropriate, performance information for a Fund may be compared, in reports and promotional literature to: (i) the Standard & Poor's 500(R) Stock Index, the Dow Jones
               Industrial Average, the Lehman Brothers Aggregate Bond Index, or various other unmanaged indices of the performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the security markets in general, and (ii) the performance of other mutual funds. Unmanaged indices may assume the reinvestment of income distributions, but generally do not reflect deductions for administrative and management costs and expenses.

               Performance information for a Fund reflects only the performance of hypothetical investments in the Fund during the particular time periods on which the calculations are based. Such information should not be considered as representative of the performance of a Fund in the future because, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time for a fixed principal amount, the performance of a Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in a Fund's expenses and in the asset size of the Fund. Performance information should be considered in light of a Fund's investment objectives and policies, the types and quality of a Fund's portfolio investments, market conditions during the particular time period and operating expenses. For a description of the methods used to determine a Fund's total return and yield, see Performance Information in the SAI. Further information about Fund performance is contained in each Fund's Annual Report which may be obtained without charge from the Fund.

--------------------------------------------------------------------------------

Fund           FUND ORGANIZATION AND VOTING RIGHTS The Trust, organized as a
Organiza-      Delaware business trust in 1998, has three classes of beneficial
tion and       shares and each share evidences an equal beneficial ownership in
Management     a Fund. The three series of the Trust are successors to Dodge &
               Cox Stock Fund established in 1965, Dodge & Cox Balanced Fund established in 1931 and Dodge & Cox Income Fund established in
               1989.

               INVESTMENT MANAGER Dodge & Cox, a California corporation, has served as investment manager to the Funds and their predecessors since inception. Dodge & Cox is one of the oldest professional investment management firms in the United States, having acted continuously as investment managers since 1930. The Funds' investments are managed by Dodge & Cox's Investment Policy Committee (the Fixed-Income Strategy Committee for fixed-income securities), and no one person is primarily responsible for making investment recommendations to the Committees. Dodge & Cox is located at One Sansome Street, 35th Floor, San Francisco, California 94104-4443.

               Dodge & Cox's activities are devoted to investment research and the supervision of investment accounts for individuals and insti-tutions. Dodge & Cox Balanced Fund and Dodge & Cox Stock Fund each pay Dodge & Cox a management fee which is payable monthly at the annual rate of 0.50% of the average daily net asset value of the Fund. Dodge & Cox Income Fund pays Dodge & Cox a management fee which is payable monthly at the annual rate of 0.50% of the average daily net asset value of the Fund up to $100 million and 0.40% of the average daily net asset value of the Fund in excess of $100 million.

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                                       25

                               DODGE & COX FUNDS
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-------------------------------------------------------------------------------

            The investment management agreements with Dodge & Cox Income Fund and Dodge & Cox Stock Fund provide that Dodge & Cox will waive its fee for any calendar year to the extent that such fee plus all other ordinary operating expenses paid by the Fund exceed 1% and 0.75%, respectively, of the average daily net asset value of the Fund. No waiver of management fee was required for 1999 under the agreements.

            CODE OF ETHICS Dodge & Cox has adopted a Code of Ethics that restricts personal investing practices by its employees.
            Employees with access to information (access persons) about the purchase or sale of securities in a Fund's portfolio may engage in personal securities transactions. However, the Code of Ethics requires, among other provisions, that access persons obtain approval before executing certain personal trades. The Code of Ethics is designed to ensure that the interests of the Funds' shareholders come before the interests of the people who manage the Funds. The Code of Ethics is on file with the SEC.

-------------------------------------------------------------------------------

Portfolio   Orders for a Fund's portfolio securities transactions are placed
Trans-      by Dodge & Cox, which seeks to obtain the best available prices,
actions     taking into account the costs and quality of executions. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

            Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have provided investment research, statistical and other related services for the benefit of a Fund and/or accounts over which Dodge & Cox exercises investment and brokerage discretion.

-------------------------------------------------------------------------------

Expenses In addition to Dodge & Cox's management fee, each Fund pays other direct expenses, including custodian, transfer agent, legal, accounting and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and shareholder meeting expenses (if any); and trustees fees and expenses. In 1999, the ratios of total operating expenses to average net assets of Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund were 0.55%, 0.53% and 0.46%, respectively. Dodge & Cox furnishes personnel and other facilities necessary for the operation of the Funds for which it receives no additional compensation.

-------------------------------------------------------------------------------

Federal     Each Fund intends to qualify each year as a regulated investment
Income      company under the Internal Revenue Code. A regulated investment
Taxes       company that distributes for the year all of its ordinary income and capital gains pays no tax on its ordinary income or capital gains. A regulated investment company that fails to distribute all of its ordinary income and capital gains must pay tax on the undistributed amounts at a maximum rate of 35%. If the company does not distribute at least 98% of its ordinary income and capital gains, it must pay an additional 4% excise tax on the amount by which the 98% requirements exceed actual distributions.

            Distributions designated as long-term capital gain distributions are taxed to a shareholder as though they were long-term capital gains realized by the shareholder whether received in cash or shares of a Fund and regardless of the period of time shares of a Fund have been held. All taxable distributions, except for long-term capital gain distributions, are taxed to a shareholder as ordinary income dividends whether received in cash or shares of a Fund. Part of Dodge & Cox Stock and Balanced Funds' ordinary dividends may be eligible for the 70% deduction for dividends received by corporations. State taxation of distributions to shareholders varies from state to state. You should consult your own tax adviser about the Federal, state and local tax consequences of an investment in a Fund.

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                                       26

                               DODGE & COX FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Custodian         State Street Bank and Trust Company, P.O. Box 9051, Boston, MA
and               02205-9051 (1-800-621-3979), acts as custodian of all cash and
Transfer          securities of the Funds and receives and disburses cash and
Agent             securities for the account of the Funds. Boston Financial Data
                  Services, P.O. Box 9051, Boston, MA 02205-9051 (1-800-621-
                  3979), acts as transfer and dividend disbursing agent for the
                  Funds.
--------------------------------------------------------------------------------

Investment        --------------------------------------------------------------
Information and    STATEMENTS AND REPORTS As a shareholder of the Fund you will
Shareholder        receive the following statements and reports:
Services          --------------------------------------------------------------
                   CONFIRMATION STATEMENT        Sent each time you buy, sell or
                                                 exchange shares; confirms the
                                                 trade date and the amount of
                                                 your transaction. Purchases
                                                 through the Automatic
                                                 Investment Plan will be
                                                 confirmed at least quarterly,
                                                 unless otherwise requested.
                  --------------------------------------------------------------
                   ACCOUNT STATEMENT             Mailed quarterly; shows the
                                                 market value of your account at
                                                 the close of the statement
                                                 period, as well as
                                                 distributions, purchases,
                                                 sales, and exchanges for the
                                                 current calendar year.
                  --------------------------------------------------------------
                   FUND FINANCIAL REPORTS        Mailed in February, May, August
                                                 and November.
                  --------------------------------------------------------------
                   TAX STATEMENTS                Mailed in January; reports
                                                 previous year's dividend
                                                 distributions, proceeds from
                                                 the sale of shares, and
                                                 distributions from IRAs.
                  --------------------------------------------------------------
                   AVERAGE COST STATEMENT        Mailed annually in January for
                                                 most taxable accounts for which
                                                 shares were redeemed in the
                                                 previous year; shows the
                                                 average cost of shares that you
                                                 redeemed during the calendar
                                                 year, using the average cost
                                                 single category method.
                  --------------------------------------------------------------

                  HOUSEHOLD MAILINGS To reduce Fund expenses, the Funds attempt to identify related shareholders within a household and send only one copy of a shareholder report or prospectus. Call 1-800-621-3979 or visit the Funds' web site at www.dodgeandcox.com if you would like an additional free copy of a Fund's report or prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               DODGE & COX FUNDS
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            The Funds offer you the following services: (Please call Client
            Services at 1-800-621-3979, write or visit the Funds' web site at www.dodgeandcox.com for forms and additional information.)

            AUTOMATED TELEPHONE SERVICES 24-hour service, seven days a week, via toll-free access to Fund and account information. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, latest dividend distribution).

            COMPUTER ACCESS Information on the Funds is available via personal computer on the Funds' web site at www.dodgeandcox.com.

            On the site you can:
            . View your account balances and recent transactions
            . Learn more about Dodge & Cox's approach to investing
            . Review the objectives, strategies, characteristics and risks of the Funds
            . Review the Funds' daily prices and performance
            . Download or order the Funds' prospectus and Account Application, shareholder reports, IRA plans and other forms.

            AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments of $100 or more through automatic deductions from your bank account.

            SYSTEMATIC WITHDRAWAL PLAN If you own $10,000 or more of a Fund's shares, you may receive regular monthly or quarterly payments of $50 or more. Shares will be redeemed automatically at NAV to make the withdrawal payments.

            REINVESTMENT PLAN You may direct that dividend and capital gain distributions be reinvested in additional Fund shares.

            INDIVIDUAL RETIREMENT ACCOUNT (IRA) If you have earned income or are entitled to certain distributions from eligible retirement plans, you may make or authorize contributions to your own Individual Retirement Account. The Funds have Traditional IRA and Roth IRA Plans available for shareholders of the Funds.

             IMPORTANT NOTE: The services described may not be available through some retirement plans or accounts held by investment dealers. If you are investing in such a manner, you should con-tact your plan administrator/trustee, financial institution or dealer about what services are available and with questions about your account.

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                                       28

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------

Financial Highlights
-------------------------------------------------------------------------------

            The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

            Dodge & Cox Stock Fund
            ---------------------------------------------------------------------
            Year Ended December 31,          1999    1998    1997    1996    1995
            ---------------------------------------------------------------------
            Net asset value, beginning
             of year                      $ 90.70  $94.57  $79.81  $67.83  $53.94
            Income from investment
             operations:
             Net investment income           1.49    1.57    1.48    1.28    1.27
             Net realized and unrealized
              gain                          16.51    3.54   20.86   13.67   16.54
                                          ---------------------------------------
             Total from investment
              operations                    18.00    5.11   22.34   14.95   17.81
                                          ---------------------------------------
            Distributions to
             shareholders from:
             Net investment income          (1.48)  (1.56)  (1.49)  (1.29)  (1.26)
             Net realized gain              (6.70)  (7.42)  (6.09)  (1.68)  (2.66)
                                          ---------------------------------------
             Total distributions            (8.18)  (8.98)  (7.58)  (2.97)  (3.92)
                                          ---------------------------------------
            Net asset value, end of year  $100.52  $90.70  $94.57  $79.81  $67.83
                                          =======================================
            Total return                   20.20%   5.39%  28.41%  22.26%  33.38%

            Ratios/supplemental data:
             Net assets, end of year
              (millions)                   $4,625  $4,355  $4,087  $2,252  $1,228
             Ratio of expenses to
              average net assets             .55%    .57%    .57%    .59%    .60%
             Ratio of net investment
              income to
              average net assets            1.46%   1.63%   1.67%   1.79%   2.07%
             Portfolio turnover rate          18%     19%     19%     10%     13%

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                                       29
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                               DODGE & COX FUNDS
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
            Dodge & Cox Balanced Fund
            --------------------------------------------------------------------
            Year Ended December 31,        1999     1998    1997    1996    1995
            --------------------------------------------------------------------
            Net asset value, beginning
             of year                     $65.22   $66.78  $59.82  $54.60  $45.21
            Income from investment
             operations:
             Net investment income         2.24     2.24    2.21    1.98    1.90
             Net realized and
              unrealized gain              5.45     2.17   10.24    5.92   10.58
                                        ----------------------------------------
             Total from investment
              operations                   7.69     4.41   12.45    7.90   12.48
                                        ----------------------------------------
            Distributions to
             shareholders from:
             Net investment income        (2.22)   (2.23)  (2.22)  (1.99)  (1.90)
             Net realized gain            (4.98)   (3.74)  (3.27)   (.69)  (1.19)
                                        ----------------------------------------
             Total distributions          (7.20)   (5.97)  (5.49)  (2.68)  (3.09)
                                        ----------------------------------------
            Net asset value, end of
             year                        $65.71   $65.22  $66.78  $59.82  $54.60
                                        ========================================
            Total return                 12.06%    6.70%  21.21%  14.75%  28.02%

            Ratios/supplemental data:
             Net assets, end of year
              (millions)                 $5,138   $5,693  $5,077  $3,630  $1,800
             Ratio of expenses to
              average net assets           .53%     .54%    .55%    .56%    .57%
             Ratio of net investment
              income to
              average net assets          3.18%    3.29%   3.39%   3.60%   3.85%
             Portfolio turnover rate        17%      26%     32%     17%     20%

            Dodge & Cox Income Fund
            --------------------------------------------------------------------
            Year Ended December 31,        1999     1998    1997    1996    1995
            --------------------------------------------------------------------
            Net asset value, beginning
             of year                     $12.25   $12.08  $11.68  $12.02  $10.74
            Income from investment
             operations:
             Net investment income          .72      .72     .73     .74     .78
             Net realized and
              unrealized gain (loss)       (.82)     .23     .40    (.34)   1.34
                                        ----------------------------------------
             Total from investment
              operations                   (.10)     .95    1.13     .40    2.12
                                        ----------------------------------------
            Distributions to
             shareholders from:
             Net investment income         (.71)    (.72)   (.73)   (.74)   (.78)
             Net realized gain             (.04)    (.06)      -       -    (.06)
                                        ----------------------------------------
             Total distributions           (.75)    (.78)   (.73)   (.74)   (.84)
                                        ----------------------------------------
            Net asset value, end of
             year                        $11.40   $12.25  $12.08  $11.68  $12.02
                                        ========================================
            Total return                (0.81)%    8.08%  10.00%   3.62%  20.21%

            Ratios/supplemental data:
             Net assets, end of year
              (millions)                   $974     $952    $705    $533    $303
             Ratio of expenses to
              average net assets           .46%     .47%    .49%    .50%    .54%
             Ratio of net investment
              income to
              average net assets          6.10%    6.00%   6.32%   6.65%   6.85%
             Portfolio turnover rate        24%      35%     28%     37%     53%

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                                       30
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                               DODGE & COX FUNDS
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Officers    Harry R. Hagey, Chairman & Trustee
and         Chairman & CEO, Dodge & Cox
Trustees
            John A. Gunn, President & Trustee
            President, Dodge & Cox

            A. Horton Shapiro, Executive Vice President & Trustee
            Senior Vice President, Dodge & Cox

            Katherine Herrick Drake, Vice President & Trustee
            Vice President, Dodge & Cox

            Dana M. Emery, Vice President & Trustee
            Senior Vice President, Dodge & Cox

            Kenneth E. Olivier, Vice President & Trustee
            Senior Vice President, Dodge & Cox

            L. Dale Crandall, Trustee
            President, Kaiser Foundation Health Plan and Hospitals

            Max Gutierrez, Jr., Trustee
            Partner, Brobeck, Phleger & Harrison, Attorneys

            John B. Taylor, Trustee
            Professor of Economics, Stanford University

            Will C. Wood, Trustee
            Principal, Kentwood Associates, Financial Advisers

            John M. Loll, Treasurer & Asst. Secretary
            Vice President & Treasurer, Dodge & Cox

            Thomas M. Mistele, Secretary & Asst. Treasurer
            Vice President, Secretary & General Counsel, Dodge & Cox

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
--------------------------------------------------------------------------------
For More Information: For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional infor-mation about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into (and thus is legally a part of) this prospectus.

--------------------------------------------------------------------------------
You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Dodge & Cox Funds
c/o Boston Financial Data Services
P.O. Box 9051
Boston, MA 02205-9051
Telephone: 1-800-621-3979
Internet: www.dodgeandcox.com
--------------------------------------------------------------------------------
The Funds' reports and SAI are available at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, D.C. (1-202-942-8090) or on the EDGAR database on the SEC's internet site at www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Funds' Investment Company Act file no. 811-173

                                                                         5/00 PR
                                                        [LOGO OF RECYCLED PAPER]
                                                       Printed on recycled paper

                               DODGE & COX FUNDS

                            Dodge & Cox Stock Fund
                           Dodge & Cox Balanced Fund
                            Dodge & Cox Income Fund
                    c/o Boston Financial Data Services Inc.
                                 P.O. Box 9051
                       Boston, Massachusetts  02205-9051
                                (800) 621-3979
                              www.dodgeandcox.com

                      STATEMENT OF ADDITIONAL INFORMATION
                               Dated May 1, 2000

     This Statement of Additional Information (SAI) pertains to the Dodge & Cox Funds (Trust), a family of three no-load mutual funds, Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund (Funds). Each Fund is a series of the Trust.

     This Statement of Additional Information is not the Funds' Prospectus, but provides additional information which should be read in conjunction with the Prospectus dated May 1, 2000, which is incorporated by reference into this SAI. The Funds' Prospectus and most recent annual financial statements may be obtained from the Funds at no charge by writing, visiting our web site, or contacting the Funds at the address, web site, or telephone number shown above. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus.

                          ----------------------------

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
     CLASSIFICATION, INVESTMENT RESTRICTIONS,
     INVESTMENT STRATEGIES AND RISKS......................................     1
       Classification.....................................................     1
       Investment Restrictions............................................     1
       Investment Strategies..............................................     2
       Characteristics and Risks of Securities and Investment Techniques..     6
     MANAGEMENT OF THE FUND...............................................    13
       Officers and Trustees..............................................    13
       Investment Manager.................................................    15
       Other Service Providers............................................    16
     BROKERAGE ALLOCATION AND OTHER PRACTICES.............................    17
     CAPITAL STOCK........................................................    19
     PURCHASE, REDEMPTION AND PRICING OF SHARES...........................    19
     TAXATION OF THE FUND.................................................    20
     PRINCIPAL UNDERWRITER................................................    21
     PERFORMANCE INFORMATION..............................................    21
     FINANCIAL STATEMENTS.................................................    23
     APPENDIX:  RATINGS...................................................    24

                          ----------------------------

CLASSIFICATION, INVESTMENT RESTRICTIONS, INVESTMENT STRATEGIES
--------------------------------------------------------------
AND RISKS
---------

Classification

     The Funds are open-end management investment companies. The Investment Company Act of 1940, as amended (1940 Act) classifies investment companies as either diversified or nondiversified, and each of the Funds is deemed to be a diversified fund.


Investment Restrictions

     Each Fund has adopted the following restrictions. These restrictions, as well as a Fund's investment objectives, cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares. The 1940 Act defines a majority as the lesser of (1) 67% or more of the voting shares present at a meeting if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (2) more than 50% of the outstanding voting shares of a Fund. As applicable, each Fund may not:


     Dodge & Cox Balanced Fund, Dodge & Cox Income Fund and Dodge & Cox Stock
     ------------------------------------------------------------------------
     Fund
     ----

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer, except the obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or issues backed or collateralized by such obligations, nor acquire more than 10% of the voting securities of any one issuer.

     2. Invest in any company for the purpose of exercising control or management.

     3. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     4.   Purchase securities on margin or sell short.

     5. Invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

     6. Purchase any security if as a result a Fund would then have more than 15%, (10%, Dodge & Cox Income Fund) of its total assets invested in securities which are illiquid, including repurchase agreements not maturing in seven days or less and securities restricted as to disposition under Federal securities laws.

     7. Purchase interests in oil, gas and mineral leases or other mineral exploration or development programs, although a Fund may invest in stocks or debt instruments of companies which invest in or sponsor such programs.

     8. Purchase or sell commodities, commodity contracts or real estate (although a Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein).


     Dodge & Cox Balanced Fund and Dodge & Cox Stock Fund
     ----------------------------------------------------

     9.   Issue senior securities.

    10. Borrow money except as a temporary measure for extraordinary or emergency purposes and not for the purchase of investment securities and then only from banks. The amount borrowed shall not exceed 10% of the Fund's total assets at cost or 5% of the value of total assets, whichever is less, provided that such borrowings shall have an asset coverage of 300%.

    11. Make loans to other persons except this shall not exclude the purchase of publicly issued debt securities of a type purchased by institutional investors.


     Dodge & Cox Income Fund
     -----------------------

    12. Issue senior securities, as defined in the 1940 Act, or mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowing, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at the lesser of cost or market value.

    13. Borrow money, except the Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the Fund's total assets at the time the loan is made. The Fund may pledge up to 10% of the lesser of the cost or market value of its total assets to secure temporary borrowings. The Fund will not borrow for investment purposes. Immediately after any borrowing, the Fund will maintain an asset coverage of not less than 300% with respect to all borrowings.

    14. Make loans of money, except by the purchase of debt securities or by entering into repurchase agreements, as permitted by the Fund's other investment policies and restrictions. Although there is no present intention of doing so in the foreseeable future, the Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 20% of its total assets. Such loans will only be made upon approval of, and subject to any conditions imposed by, the Fund's Board of Trustees.

    15.   Write put or call options.

     Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other instrument, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or instrument. Industries are determined by reference to the classifications of industries set forth in a Fund's semi-annual and annual report.


Investment Strategies

     Dodge & Cox Stock Fund
     ----------------------

     The Fund's primary objective is to provide shareholders with an opportunity for long-term growth of principal and income. A secondary objective is to achieve a reasonable current income. These objectives may not be changed without shareholder approval. It should be recognized that the market risks inherent in investment cannot be avoided, nor is there any assurance that the Fund will achieve its investment objectives.

     Under normal circumstances, the Fund will invest at least 65% of total assets in common stocks. The Fund may also purchase other types of securities, for example, preferred stocks and debt securities which are convertible into common stock (or which in the opinion of the Fund's investment manager,

Dodge & Cox, have predominantly common stock investment characteristics). The Fund may invest up to 20% of its total assets in U.S. dollar-denominated securities of foreign issuers (such as ADRs).

     Moderate reserves in cash or fixed-income securities may be held from time to time as Dodge & Cox may deem advisable. Nevertheless, the long-term emphasis shall be the maintaining of a fully invested equity fund.

     Common stocks selected for the Fund will be predominantly those which, in the view of Dodge & Cox, have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cashflow and dividends are considered in making these stock selections. Individual securities are selected with an emphasis on financial strength and a sound economic condition. The Fund's policies as described above may be changed without shareholder approval; however, these policies will not be changed without notice to shareholders.

     In an attempt to reduce unforeseen risks in single securities, the Fund seeks to provide adequate investment diversification. To that end, the Fund will not concentrate its investments in any particular industry or group of industries, but will diversify investments among different industries as well as among individual companies. The amount invested in any particular industry will vary from time to time in accordance with the judgment of Dodge & Cox.

     Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. During rapidly changing economic and political conditions, there may necessarily be more portfolio changes than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses.

     It is the general practice of the Fund to invest in securities with ready markets, mainly issues listed on national securities exchanges.

     The Fund has no present intention of making investments in securities which are restricted as to resale under Federal securities laws. The Fund does not write put and call options and has no present intention of writing such options.


     Dodge & Cox Balanced Fund
     -------------------------

     The Fund's objectives are to provide shareholders with regular income, conservation of principal and an opportunity for long-term growth of principal and income. These objectives may not be changed without shareholder approval. It should be recognized that the market risks inherent in investment cannot be avoided, nor is there any assurance that the Fund will achieve its investment objectives. Reasonable appreciation in favorable periods and conservation of principal in adverse times are objectives that require flexibility in managing the assets of the Fund under constantly changing investment conditions.

     Therefore, the proportions of the Fund's portfolio invested in common and preferred stocks and bonds are revised by the Fund's manager, Dodge & Cox, when considered advisable in light of Dodge & Cox's appraisal of business and investment prospects. Under normal market conditions, the Fund seeks to maintain no more than approximately 75% of its total assets in common stocks and that portion of the value of convertible securities attributable to the conversion right.

     Fixed-income securities are held for their relative stability of principal and income as well as for a reserve which can be used to take advantage of investment opportunities. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated securities of foreign issuers traded in the U.S. (such as

ADRs and Yankee bonds). Moderate reserves in cash or short-term fixed-income securities may be held from time to time as Dodge & Cox may deem advisable.

     It is the policy to invest in investment-grade bonds rated Baa or higher by Moody's Investors Service (Moody's) or BBB or higher by Standard & Poor's Ratings Group (S&P). Securities rated Baa or BBB have speculative characteristics. Securities that are downgraded below Baa or BBB subsequent to purchase may continue to be held by the Fund, if Dodge & Cox believes it advantageous to do so. Unrated bonds may be purchased if such securities are, in the opinion of Dodge & Cox, of equivalent quality to bonds rated at least A by Moody's and S&P. An explanation of the Moody's and S&P ratings groups is included in the Appendix.

     The Fund will maintain a substantial position in common stocks which, in the view of Dodge & Cox, have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cashflow and dividends are considered in making these stock selections. The level of security prices and the trend of business activity are given weight in determining the total investment position of the Fund in equities at any time. Individual securities are selected with an emphasis on financial strength and a sound economic condition. The Fund's investment policies as set forth above may be changed without shareholder approval; however, these policies will not be changed without notice to shareholders.

     The proportions held in the various fixed-income securities will be revised as appropriate in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In making investment decisions, Dodge & Cox will take many factors into consideration including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

     In an attempt to reduce unforeseen risks in single securities, the Fund seeks to achieve adequate investment diversification. The Fund does not concentrate its investments in any particular industry or group of industries but seeks instead to diversify investments among different industries as well as among individual companies. The amount invested in any particular industry will vary from time to time in accordance with the judgment of Dodge & Cox.

     Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. During rapidly changing economic and political conditions, there may necessarily be more portfolio changes than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses.

     It is the general practice of the Fund to invest in equity securities mainly listed on national securities exchanges and securities with ready markets. The Fund does not write put and call options and has no present intention of writing such options.


     Dodge & Cox Income Fund
     -----------------------

     The Fund's primary objective is to provide shareholders with a high and stable rate of current income consistent with long-term preservation of capital. A secondary objective is to take advantage of opportunities to realize capital appreciation. These objectives may not be changed without shareholder approval. It should be recognized that the market risks inherent in investment cannot be avoided nor is there any assurance that the Fund will achieve its investment objectives.

     The Fund seeks to achieve these objectives by investing in a diversified portfolio of fixed-income securities. It is the policy of the Fund to invest at least 80% of the market value of its total assets in the following: (1) debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (2) investment-grade debt securities rated Baa or higher by Moody's or BBB or higher by S&P, including U.S. dollar-denominated foreign issues; (3) unrated securities if deemed to be of investment-grade quality by Dodge & Cox; and (4) cash equivalents, bankers' acceptances, bank certificates of deposit, repurchase agreements and commercial paper. At least 65% of the market value of the portfolio will be invested in category (1) securities and in category (2) securities rated in the top three rating categories. Further information about specific investments is provided below.

     No more than 20% of the Fund may be invested in other fixed-income instruments including: debt obligations rated below investment grade, if, in the opinion of Dodge & Cox, they are of suitable quality, provide attractive investment opportunities and have a minimum rating of B by Moody's and/or S&P at the time of investment; preferred stock; and corporate bonds convertible into common stocks or carrying warrants to purchase common stock. The Fund will invest in unrated securities only if deemed to be of investment-grade quality by Dodge & Cox. It should be noted that securities rated Baa or BBB and those securities rated below investment grade have speculative characteristics. Securities rated B by the major rating agencies may yield a higher level of current income than higher quality securities but generally have less liquidity, greater market risk and more price fluctuation. An explanation of the Moody's and S&P rating categories is included in the Appendix.

     Under normal market conditions, the Fund will invest no more than 25% of its total assets in U.S. dollar-denominated securities of foreign issuers.

     The proportions held in the various financial instruments will be revised as appropriate in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers, and other factors. In making investment decisions, Dodge & Cox will take many factors into consideration, including yield to maturity, quality, liquidity, current yield, and capital appreciation potential.

     The Fund attempts to achieve its secondary objective of capital appreciation through such techniques as fundamental research (i.e., seeking a security or group of securities which Dodge & Cox believes to be undervalued) and making gradual adjustments in the average maturity of the Fund's portfolio.

     The average maturity of the Fund's portfolio at any given time depends, in part, on Dodge & Cox's assessment of economic and market conditions, the future level of inflation and interest rates, and on the relative yields of securities in the marketplace. Dodge & Cox normally invests in an array of securities with short, intermediate and long maturities in varying proportions.

     Purchases and sales of securities in the Fund are generally made for long-term fundamental investment reasons rather than for short-term trading purposes. Nevertheless, Dodge & Cox may sell any of the securities in the Fund, regardless of the length of time held, in seeking to achieve the objectives of the Fund.

     In seeking to achieve the objectives of the Fund, Dodge & Cox may purchase securities on a when-issued basis, purchase or sell securities for delayed delivery and lend portfolio securities. The Fund's investment policies as set forth above may be changed without shareholder approval; however, these policies will not be changed without notice to shareholders.

     Dodge & Cox maintains a long-term investment orientation and therefore anticipates a relatively low turnover rate, which, under normal circumstances, should not exceed 50% on an annual basis. However, during rapidly changing economic, political, and market environments, there may be more portfolio changes than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses.

Characteristics and Risks of Securities and Investment Techniques

     In seeking to meet its investment objectives, each Fund will invest in securities or instruments whose investment characteristics are consistent with the Fund's investment program. The following further describes the principal types of portfolio securities and investment management practices of the Funds.

     Common Stocks (Dodge & Cox Balanced Fund and Dodge & Cox Stock Fund).
     ---------------------------------------------------------------------
Stocks represent shares of ownership in a company. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

     Preferred Stocks. Each Fund may invest in preferred stocks.  Generally,
     -----------------
preferred stock has a specified dividend and ranks after bonds but before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.

     Convertible Securities and Warrants.  The Funds may invest in debt or
     ------------------------------------
preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stock dividend rates but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally two or more years).

     Foreign Securities.  The Funds may invest in U.S. dollar-denominated
     -------------------
securities of foreign issuers traded in the U.S. There are special risks in foreign investing. Many of the risks are more pronounced for investments in developing or emerging countries, such as many of the countries of Southeast Asia, Latin America, Eastern Europe, and the Middle East. Each Fund has no present intention of investing in developing or emerging countries.

          Political and economic factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such matters as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of certain foreign countries are not as stable as in the United States. In addition, significant external political risks currently affect some foreign countries.

     Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

          Currency fluctuations. Although a Fund will invest in U.S. dollar-denominated foreign securities, the underlying securities will be denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets. Such changes will also affect a Fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of securities denominated in that currency would be expected to decline.

          Investment and repatriation restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may limit at times and preclude investment in certain of such countries and may increase the cost and expenses of a Fund. Investments by foreign investors are subject to a variety of restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Fund invests. In addition, the repatriation of both investment income and capital from some foreign countries is restricted and controlled under certain regulations, including in some cases the need to obtain certain government consents.

          Market characteristics. Foreign markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges. There is generally less government supervision and regulation of foreign exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to a Fund.

          Information and supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. It also may be more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

          Taxes. The dividends and interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders.

          Other. With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

     U.S. Government Obligations.  A portion of each Fund may be invested in
     ----------------------------
obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the obligations purchased by a Fund are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. Examples of these include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, or indirect obligations of the U.S. Treasury, such as obligations of the Government National Mortgage Association, the Maritime Administration, the Farmers Home Administration, the Veterans Administration, the Federal Housing Administration and the Export-Import Bank.

     While the obligations of many of the agencies and instrumentalities of the U.S. government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. government. Some of the agencies are indirectly backed by their right to borrow from the U.S. government, such as the Federal Financing Bank, the Federal Home Loan Banks and the U.S. Postal Service. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. These agencies include the Federal Farm Credit Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurance can be given that the U.S. government would provide financial support to U.S. government established or sponsored agencies. Furthermore, with respect to the U.S. government securities purchased by a Fund, guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor do they extend to the value of a Fund's shares. A Fund may invest in these securities if it believes they offer an expected return commensurate with the risks assumed.

     Mortgage Pass-Through Securities (Dodge & Cox Balanced Fund and Dodge & Cox
     ---------------------------------------------------------------------------
Income Fund).  Each Fund may invest a portion of its assets in mortgage pass-
-------------
through securities which are guaranteed by an agency of the U.S. government or are issued by a private entity. These securities represent ownership in "pools" of mortgage loans and are called "pass-throughs" because principal and interest payments are passed through to security holders monthly. The security holder may also receive unscheduled principal payments representing prepayments of the underlying mortgage loans. When a Fund reinvests the principal and interest payments, it may receive a rate of interest which is either higher or lower than the rate on the existing mortgage.

     During periods of declining interest rates there is increased likelihood that mortgage securities may be prepaid more quickly than expected. Such prepayment would most likely be reinvested at lower rates. On the other hand, if the pass-through securities had been purchased at a discount, then such prepayments of principal would benefit the portfolio.

     Conversely, in a rising interest rate environment, mortgage securities may be prepaid at a rate slower than expected. In this case, the current cash flow of the bond generally decreases. A slower prepayment rate effectively lengthens the time period the security will be outstanding and may adversely affect the price and volatility of the security.

     Collateralized Mortgage Obligations (Dodge & Cox Balanced Fund and Dodge &
     --------------------------------------------------------------------------
Cox Income Fund).  Collateralized Mortgage Obligations (CMOs) are private
-----------------
entity or U.S. government agency-issued multi-class bonds that are collateralized by U.S. agency-guaranteed mortgage pass-through securities. A CMO is created when the issuer purchases a collection of mortgage pass-through securities (collateral) and places these securities in a trust, which is administered by an independent trustee. Next, the issuer typically issues several classes, or "tranches" of bonds, the debt service of which is provided by the principal and interest payments from the mortgage pass-through securities in the trust. Each of these tranches is valued and traded separately based on its distinct cash flow characteristics. A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

     Although the mortgage pass-through collateral typically has monthly payments of principal and interest, CMO bonds may have monthly, quarterly or semiannual payments of principal and interest, depending on the issuer. Payments received from the collateral are reinvested in short-term debt securities by the trustee between payment dates on the CMO. On the CMO payment dates, the principal and interest payments received from the collateral plus reinvestment income, are applied first to pay interest on the bonds and then to repay principal. In the simplest form, the bonds are retired sequentially; the first payments of principal are applied to retire the first tranche, while all other tranches receive interest only.

Only after the first tranche is retired do principal payments commence on the second tranche. The process continues in this sequence until all tranches are retired.

     At issuance, each CMO tranche has a stated final maturity date. The stated final maturity date is the date by which the bonds would be completely retired assuming standard amortization of principal but no prepayments of principal on the underlying collateral. However, since it is likely that the collateral will have principal prepayments, the CMO bonds are actually valued on the basis of an assumed prepayment rate. The assumed prepayment rate is used in the calculation of the securities' weighted-average life, a measure of the securities' cash flow characteristics. Dodge & Cox will purchase the tranche with the weighted-average life and cash flow characteristics that it believes will contribute to achieving the objectives of a Fund.

     All CMOs purchased by a Fund will be issued or guaranteed by an agency of the U.S. government or have a AA rating by either S&P or Moody's. To qualify for this rating, a CMO is structured so that even under conservative prepayment and reinvestment assumptions, the principal and interest payments from the collateral are expected to meet or exceed the cash flow obligations of all the tranches of the CMO. However, there are risks associated with CMOs, which relate to the risks of the underlying mortgage pass-through securities. In a falling interest rate environment, the mortgage securities may be prepaid faster than the assumed rate. In this scenario, the prepayments of principal will generally be reinvested at a rate which is lower than the rate that the security holder is currently receiving. Conversely, in a rising interest rate environment, the mortgage collateral may be prepaid at a rate which is slower than the assumed rate. In this case, the current cash flow of the bond generally decreases. A reduced prepayment rate effectively lengthens the time period the security will be outstanding and may adversely affect the price and volatility of the security.

     Restricted Securities (Dodge & Cox Balanced Fund and Dodge & Cox Income
     -----------------------------------------------------------------------
Fund).  The Fund may invest in restricted securities (privately placed debt and
------
preferred equity securities) and other securities without readily available market quotations, but will not acquire such securities or other illiquid securities, including repurchase agreements maturing in more than seven days, if as a result they would comprise more than 15% (10%, Dodge & Cox Income Fund) of the value of the Fund's total assets.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, a Fund may be obligated to pay all or a part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Trust's Board of Trustees.

     Structured Investments (Dodge & Cox Balanced Fund and Dodge & Cox Income
     ------------------------------------------------------------------------
Fund).  Included among the issuers of debt securities in which a Fund may invest
------
are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities.
This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments.

     Each Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although a Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of a Fund's assets that may be used for borrowing activities.

     Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act.

     Inflation-Indexed Bonds (Dodge & Cox Balanced Fund and Dodge & Cox Income
     -------------------------------------------------------------------------
Fund).  Inflation-indexed bonds are fixed-income securities whose principal
------
value is periodically adjusted according to the rate of inflation. The real (inflation-adjusted) interest rate on these bonds is fixed at issuance at a rate generally lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation as measured by changes in the Consumer Price Index (CPI). The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

     If the value of the CPI falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the originally issued principal amount upon maturity is guaranteed by the U.S. Treasury. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The U.S. Treasury began issuing inflation-indexed bonds (commonly referred to as "TIPS" or Treasury Inflation Protected Securities) in 1997. As such, there is a short trading history of these securities, and there can be no assurance that a liquid market in these instruments will continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds.

     The CPI is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     When-Issued or Delayed-Delivery Securities (Dodge & Cox Balanced Fund and
     -------------------------------------------------------------------------
Dodge & Cox Income Fund).  Each Fund may purchase securities on a when-issued or
-------------------------
a delayed-delivery basis, that is, for payment and delivery on a date later than normal settlement, but generally within 30 days.

     The purchase price and yield on these securities are generally set at the time of purchase. On the date that a security is purchased on a when-issued basis, a Fund reserves liquid assets with a value at least as great as the purchase price of the security, in a segregated account at the custodian bank, as long as the obligation to purchase continues. The value of the delayed-delivery security is reflected in a Fund's net asset value as of the purchase date, however, no income accrues to a Fund from these securities prior to their delivery to the Fund. A Fund makes such purchases for long-term investment reasons, but may actually sell the securities prior to settlement date if Dodge & Cox deems it advisable in seeking to achieve the objectives of the Fund. The purchase of these types of securities may increase a Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Unsettled securities purchased on a when-issued or delayed-delivery basis will not exceed 5% of a Fund's total assets at any one time.

     Cash Position.  Each Fund will hold a certain portion of its assets in U.S.
     --------------
dollar-denominated money market securities, including repurchase agreements, commercial paper, and bank obligations in the two highest rating categories maturing in one year or less. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and serves as a short-term defense during periods of unusual market volatility.

          Bank Obligations. Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. A Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

          Short-Term Corporate Debt Securities. Outstanding nonconvertible corporate debt securities (such as bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

          Commercial Paper. Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

          Repurchase Agreements. A Fund may enter into a repurchase agreement through which an investor (such as a Fund) purchases a security (underlying security) from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on Dodge & Cox's approved list and have a credit rating with respect to its short-term debt of at least A1 by S&P, P1 by Moody's, or the equivalent rating by Dodge & Cox. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. A Fund will only enter into repurchase agreements where (i) the underlying securities are issued by the U.S. government, its agencies and instrumentalities, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period which the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

     Borrowing Money.  The Funds can borrow money from banks as a temporary
     ----------------
measure for emergency purposes or to facilitate redemption requests. Such borrowing may be collateralized with Fund assets, subject to restrictions.

     Lending of Portfolio Securities (Dodge & Cox Income Fund).  The Fund has
     ----------------------------------------------------------
reserved the right to lend its securities to qualified broker-dealers, banks or other financial institutions. By lending its portfolio securities, the Fund would attempt to increase its income by receiving a fixed fee or a percentage of the collateral, in addition to continuing to receive the interest or dividends on the securities loaned. The terms, structure and the aggregate amount of such loans would be consistent with the 1940 Act. The borrower would be required to secure any such loan with collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the total market value and accrued interest of the securities loaned by the Fund. The Fund has no present intention of lending portfolio securities.

     Investment Companies.  The Funds can purchase the securities of other
     ---------------------
investment companies as  permitted by the 1940 Act.

     Additional Risks
     ----------------

          General. Because of its investment policy, each Fund may not be suitable or appropriate for all investors. The Funds are not money market funds and are not appropriate investments for those whose primary objective is principal stability. A Fund's assets will be subject to all of the risks of investing in the financial markets. All investment entails risk. The value of the portfolio securities of a Fund will fluctuate based upon market conditions. Although a Fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can be no assurance that a Fund will achieve its investment objectives.

          Debt Obligations. A Fund will invest in debt securities which hold the prospect of contributing to the achievement of a Fund's objectives. Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of a Fund to achieve its investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of interest and principal when due. As discussed below, each Fund's investment program permits it to hold investment-grade securities that have been downgraded. In addition, the Dodge & Cox Income Fund may invest in lower-quality securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher quality securities. Lower-quality investments entail a higher risk of default--that is, the nonpayment of interest and principal by the issuer--than higher-quality investments. Such securities are also subject to special risks, discussed below. Although a Fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, these efforts will not eliminate all risk.

     After purchase by a Fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security by the Fund. However, Dodge & Cox will consider such event in its determination of whether a Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

          Special Risks of High-Yield Investing. As described above, under limited circumstances, a Fund may hold low-quality bonds commonly referred to as "junk bonds". Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low and lower-medium quality bonds involves greater investment risk, to the extent a Fund holds such bonds, achievement of its investment objective will be more dependent on Dodge & Cox's credit analysis than would be the case if a Fund was investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a Fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.


MANAGEMENT OF THE FUND
----------------------

Officers and Trustees

     The Trust is organized as a Delaware business trust. The Trust's Board of Trustees supervises the Trust operations and performs duties required by applicable state and Federal law.

                                                                                         Total 1999
                                Position(s)              Principal Occupation           Compensation
Name and Address        Age     with Trust               During Past 5 Years          from the Trust**
-------------------    -----  ---------------     ----------------------------------  -----------------
Harry R. Hagey *          59  Chairman and        Chairman and Chief Executive                  $0
                              Trustee             Officer of Dodge & Cox

John A. Gunn *            56  President and       President of Dodge & Cox                       0
                              Trustee

A. Horton Shapiro *       60  Executive Vice      Senior Vice President of Dodge &               0
                              President and       Cox
                              Trustee

Katherine Herrick         46  Vice President      Vice President of Dodge & Cox                  0
Drake *                       and Trustee

Dana M. Emery *           38  Vice President      Manager-Fixed Income and Senior                0
                              and Trustee         Vice President of Dodge & Cox

Kenneth E. Olivier *      48  Vice President      Senior Vice President of Dodge &               0
                              and Trustee         Cox


                                                                                         Total 1999
                                Position(s)              Principal Occupation           Compensation
Name and Address        Age     with Trust               During Past 5 Years          from the Trust**
-------------------    -----  ---------------     ----------------------------------  -----------------
L. Dale Crandall          58  Trustee             President, Kaiser Foundation            $ 3,375
One Kaiser Plaza                                  Health Plan, Inc. and Kaiser
Oakland, CA                                       Foundation Hospitals
                                                  (2000-Present); Executive Vice
                                                  President - Finance and
                                                  Administration & CFO, Kaiser
                                                  Foundation Health Plan, Inc. and
                                                  Kaiser Foundation Hospitals
                                                  (1998-2000); Executive Vice
                                                  President & CFO, APL Limited
                                                  (shipping) (1995-1998); Managing
                                                  Partner, Price Waterhouse LLP
                                                  (Southern California) (1990-1995)

Max Gutierrez, Jr.        69  Trustee             Partner in Brobeck, Phleger &            13,500
One Market Plaza                                  Harrison, Attorneys
San Francisco, CA

John B. Taylor            53  Trustee             Professor of Economics and               15,000
Department of                                     Director of the Center for
Economics                                         Economic Policy Research,
Stanford University                               Stanford University
Stanford, CA

Will C. Wood              60  Trustee             Principal, Kentwood Associates,          17,250
1550 El Camino Real                               Financial Advisers
Menlo Park, CA                                    (1994-Present); Director, Banco
                                                  Latinoamericano de Exportaciones
                                                  S.A. (April 1999-Present) (Latin
                                                  American Foreign Trade Bank);
                                                  Director, Dover Investment Corp.
                                                  (1992-Present) (Real Estate
                                                  Development)

John M. Loll              33  Treasurer and       Vice-President and Treasurer of               0
                              Assistant           Dodge & Cox; prior to 2000, Fund
                              Secretary           Administration and Accounting
                                                  Manager, Dodge & Cox

                                                                                         Total 1999
                                Position(s)              Principal Occupation           Compensation
Name and Address        Age     with Trust               During Past 5 Years          from the Trust**
-------------------    -----  ---------------     ----------------------------------  -----------------
Thomas M. Mistele         46  Secretary and       Vice-President, Secretary and                  0
                              Assistant           General Counsel of Dodge & Cox;
                              Treasurer           prior to 1996, Senior Vice
                                                  President of Templeton Global
                                                  Investors, Inc. and
                                                  Secretary/General Counsel of the
                                                  Templeton Mutual Funds

-----------------------
  * Each has been an employee of Dodge & Cox, 35th Floor, One Sansome Street, San Francisco, California for over 12 years in an executive position and is an "interested person" of the Trust as defined in the 1940 Act.

 ** "Total 1999 Compensation from the Trust" consists of compensation and fees paid to Trustees by the Trust.


     Trustees and officers of the Trust affiliated with Dodge & Cox hold a controlling interest in Dodge & Cox. Those Trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee of $4,500 and an attendance fee of $2,250 (or $750 per Fund) for each Board or Committee meeting attended. The Trust does not pay any other remuneration to its officers or Trustees, and has no bonus, profit-sharing, pension or retirement plan. On March 31, 2000 the officers and Trustees of the Trust and members of their families and relatives owned less than 1.0% of the outstanding shares of each Fund.

     On March 31, 2000, Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104-4122 owned of record 9,082,711 shares (18.4%), 7,996,750 shares (10.4%) and 6,881,973 shares (7.9%) of the outstanding shares of Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund, respectively; the State of Michigan 457 and 401(k) Plans, 200 Newport Ave., Quincy, MA 02170-1742 owned of record 2,570,564 shares (5.2%) of the outstanding shares of Dodge & Cox Stock Fund; and National Financial Services Inc., Church Street Station, P.O. Box 3908, New York, NY 10008-3908 and Donaldson Lufkin & Jenrette-Pershing Division, P.O. Box 2052, Jersey City, NJ 07303-2052 owned of record 11,142,574 shares (12.7%) and 4,980,571 shares (5.7%)
of the outstanding shares of Dodge & Cox Income Fund, respectively. The Trust knows of no other person who owns beneficially or of record more than 5% of the outstanding shares of each Fund.

Investment Manager

     Dodge & Cox, One Sansome Street, San Francisco, California 94104, a corporation, is employed by the Trust as manager and investment adviser of the Funds, subject to the direction of the Board of Trustees. Dodge & Cox is one of the oldest professional investment management firms in the United States, having acted continuously as investment managers since 1930 and has served as manager and investment adviser for the Funds since each Fund's inception. Each Fund's investments are managed by Dodge & Cox's Investment Policy Committee (the Fixed-Income Strategy Committee for fixed-income securities), and no one person is primarily responsible for making investment recommendations to the Committee. The research work of the firm is organized for comprehensive and continuous appraisal of the economy and of various industries and companies. Supplemental research facilities are used to obtain additional coverage of business and financial developments affecting comparative security values.

     Dodge & Cox is not engaged in the brokerage business nor in the business of dealing in or selling securities. Its activities are devoted to investment research and the supervision of investment accounts for individuals, trustees, corporations, pension and profit-sharing funds, public entities, and charitable institutions. Dodge & Cox Stock Fund and Dodge & Cox Balanced Fund each pay Dodge & Cox a management fee which is payable monthly at the annual rate of 0.50% of the average daily net asset value of each Fund. Dodge & Cox Income Fund pays Dodge & Cox a management fee which is payable monthly at the annual rate of 0.50% of the average daily net asset value of the Fund up to $100 million and 0.40% of the average daily net asset value of the Fund in excess of $100 million.

     The investment management agreements with Dodge & Cox Income Fund and Dodge & Cox Stock Fund provide that Dodge & Cox will waive its fee for any calendar year to the extent that such fee plus all other ordinary operating expenses paid by the Fund exceed 1% and 0.75%, respectively, of the average daily net asset value of the Fund. No waiver of management fee was required for 1999 under the agreements. Investment management fees received by Dodge & Cox from the Funds for the last three years were as follows:

                                     1999         1998         1997
                                  -----------  -----------  -----------
     Dodge & Cox Stock Fund       $22,300,846  $22,197,066  $16,194,151
     Dodge & Cox Balanced Fund     27,574,694   28,533,113   23,306,993
     Dodge & Cox Income Fund        4,057,018    3,467,781    2,574,712

The contracts may be terminated at any time without penalty upon 60 days written notice by action of the Trustees, shareholders or by Dodge & Cox. The contracts will terminate automatically should there be an assignment thereof. In addition to Dodge & Cox's fee, each Fund pays other direct expenses, including transfer agent, custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and shareholder meeting expenses; and Trustee fees and expenses. In 1999, the ratio of total operating expenses to average net assets of Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund were 0.55%, 0.53% and 0.46%, respectively. Dodge & Cox furnishes personnel and other facilities necessary for the operation of the Funds for which it receives no additional compensation. Dodge & Cox supervises the operations of the Funds and directs the investment and reinvestment of its assets and furnishes all executive personnel and office space required.

Other Service Providers

     Custodian and Transfer Agent
     ----------------------------

     State Street Bank and Trust Company, P.O. Box 9051, Boston, Massachusetts 02205-9051 (1-800-621-3979), acts as custodian of all cash and securities of the Funds and serves as fund accountant for the Funds. Boston Financial Data Services, P.O. Box 9051, Boston, Massachusetts 02205-9051 (1-800-621-3979) acts as transfer and dividend disbursing agent for the Funds.

     Independent Accountant
     ----------------------

     PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, are independent accountants to the Funds, subject to annual appointment by the Board of Trustees.

PricewaterhouseCoopers LLP conducts an annual audit of the accounts and records of each Fund, reports on the Fund's annual financial statements and performs tax and accounting advisory services.


BROKERAGE ALLOCATION AND OTHER PRACTICES
----------------------------------------

     The Investment Management Agreements provide that Dodge & Cox is responsible for selecting members of securities exchanges, brokers and dealers (brokers) for the execution of a Fund's portfolio transactions and, when applicable, the negotiation of commissions. All decisions and placements are made in accordance with the following principles:

1. Purchase and sale orders will usually be placed with brokers who are selected by Dodge & Cox as able to achieve "best execution" of such orders. Best execution means prompt and reliable execution at the most favorable securities price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by Dodge & Cox in determining the overall reasonableness of brokerage commissions.

2. In selecting brokers for portfolio transactions, Dodge & Cox takes into account its past experience as to brokers qualified to achieve best execution, including brokers who specialize in any foreign securities held by a Fund.

3. Dodge & Cox is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (1934 Act), for a Fund and/or other accounts, if any, for which Dodge & Cox exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions as to which fixed minimum commission rates are not applicable. Such allocation may cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if Dodge & Cox determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or with Dodge & Cox's overall responsibilities with respect to a Fund and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, Dodge & Cox is not required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting brokerage or research services. In demonstrating that such determinations were made in good faith, Dodge & Cox will be prepared to show that all commissions were allocated and paid for purposes contemplated by a Fund's brokerage policy; that commissions were paid only for products or services which provide lawful and appropriate assistance to Dodge & Cox in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. The determination that commissions were within a reasonable range will be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there will also be taken into account a Fund's policies that (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to a Fund to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies which are provided for Dodge & Cox are useful to Dodge & Cox in performing its advisory services under its Investment Management Agreement with a Fund. Research services provided by brokers to Dodge & Cox are considered to be in addition to, and not in lieu of, services required to be performed by Dodge & Cox under its Investment Management Agreement. Research furnished by brokers through whom a Fund effects securities transactions may be used by Dodge & Cox for any of its accounts, and not all such research may be used by Dodge & Cox for the Funds.

     The receipt of investment research and information and related services permits Dodge & Cox to supplement its own research and analysis and makes available to Dodge & Cox the views and information of individuals and research staffs of other firms. The views and information include such matters as communications with persons having special expertise on certain companies, industries, areas of economy or market factors and written materials on these and other areas which might affect the economy or securities prices.

     Research services may also include information on the economy, industries, groups of securities and individual companies; statistical information and databases; accounting and tax law interpretations; political developments; legal developments affecting portfolio securities; pricing and appraisal services; issuer disclosure services; credit, risk measurement and performance analysis; and analysis of corporate responsibility issues. Research services are subject to internal analysis before being incorporated into Dodge & Cox's investment process.

4. Purchases and sales of portfolio securities within the United States other than on a securities exchange will be executed with primary market makers acting as principal except where, in the judgment of Dodge & Cox, better prices and execution may be obtained on a commission basis or from other sources.

     Insofar as known to management, no Trustee or officer of the Trust, nor Dodge & Cox or any person affiliated with any of them, has any material direct or indirect interest in any broker employed by or on behalf of a Fund. There is no fixed method used in determining which brokers receive which order or how many orders.

     Periodically Dodge & Cox reviews the current commission rates and discusses the execution capabilities and the services provided by the various brokers Dodge & Cox is utilizing in the execution of orders. Research services furnished by the brokers through whom Dodge & Cox effects security transactions for a Fund may be used in servicing some or all of Dodge & Cox's accounts, however, all such services may not be used by Dodge & Cox in connection with a Fund. Aggregate brokerage commissions paid by Dodge & Cox Stock Fund and Dodge & Cox Balanced Fund during the last three years were as follows:


                                1999        1998        1997
                             ----------  ----------  ----------
Dodge & Cox Stock Fund       $2,267,031  $2,033,477  $2,419,305
Dodge & Cox Balanced Fund     1,902,765   1,781,992   1,835,589

In 1999 securities transactions allocated to brokers based on arrangements to provide research services to Dodge & Cox Stock Fund and Dodge & Cox Balanced Fund totaled $145,744,572 and $162,967,106, respectively, and brokerage commissions paid on such transactions amounted to $227,456 and $227,681, respectively. Except as indicated above, Dodge & Cox does not intend to place portfolio transactions with any particular brokers.

     Investment decisions for a Fund are made independently from those of the other Funds and other accounts managed by Dodge & Cox. It may frequently develop that the same investment decision is made for more than one account. Simultaneous transactions may often occur when the same security is suitable for the investment objective of more than one account. When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the transactions are averaged as to price and allocated as to amount in accordance with a formula equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or availability of the security as far as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

CAPITAL STOCK
-------------

     The Trust has three classes of beneficial shares, each share evidences an equal beneficial ownership in a Fund, and there is no limit to the number of shares that may be issued. The three series of the Trust are successors to Dodge & Cox Stock Fund established in 1965, Dodge & Cox Balanced Fund established in 1931 and Dodge & Cox Income Fund established in 1989. All shares have the same rights as to redemption, dividends, and in liquidation. All shares issued are fully paid and non-assessable, are transferable, and are redeemable at net asset value upon demand of the shareholder. Shares have no preemptive or conversion rights. The Trust is not required to hold annual meetings of shareholders.

PURCHASE, REDEMPTION, AND PRICING OF SHARES
-------------------------------------------

     The procedures for purchasing and redeeming shares of a Fund are described in the Funds' Prospectus, which is incorporated herein by reference.

     Net Asset Value per Share. The purchase and redemption price of a Fund's shares is equal to a Fund's net asset value per share or share price. A Fund determines its net asset value per share by subtracting a Fund's total liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities a Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of a Fund is normally calculated as of the close of trading on the New York Stock Exchange (NYSE) every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Determination of net asset value (and the offering, sale redemption and repurchase of shares) for a Fund may be suspended when (a) the NYSE is closed, other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (d) a governmental body having jurisdiction over a Fund may by order permit such a suspension for the protection of a Fund's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission (SEC) (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

     In determining total net asset value of a Fund, stocks are valued at market, using as a price the last sale of the day at the close of the NYSE or, if no sale, it will be valued at the mean between the bid and ask prices for the day. Fixed-income securities, including listed issues, are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. These values take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Use of the pricing service has been approved by the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Securities for which market quotations are not readily available and all other assets are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     Redemptions in Kind. The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's NAV (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

     Foreign Investors. The Funds do not offer their shares for sale outside of the United States.

TAXATION OF THE FUND
--------------------

     Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company that distributes for the year all of its ordinary income and capital gains pays no tax on its ordinary income or capital gains. A regulated investment company that fails to distribute all of its ordinary income and capital gains must pay tax on the undistributed amounts at a maximum rate of 35%.

     You need to be aware of the possible tax consequences when:

     .    You sell Fund shares, including an exchange from one Fund to another.

     .    A Fund makes a distribution to your account.

     Taxes on Fund redemptions. When you sell shares in a Fund, you may realize a gain or loss. An exchange from one Fund to another is a sale for tax purposes.

     In January, you will be sent Form 1099-B, indicating the amount of sales made in a Fund during the prior year. This information will also be reported to the IRS. For certain accounts opened after September 30, 1987, the Funds will provide you with the average cost of the shares sold during the year, based on the "average cost single category" method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as the "specific identification" method.

     To help you maintain accurate records, you will be sent a confirmation immediately following each transaction (except for systematic purchases) and quarterly and year-end statements detailing all transactions in your account during the year.

     Taxes on Fund distributions. The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until shareholders withdraw money from them.

     In January, you will be sent Form 1099-DIV indicating the tax status of any distributions paid to you during the prior year. This information will also be reported to the IRS. All distributions made by a Fund are taxable to you for the year in which they were paid.

     Short-term capital gain distributions are taxable as ordinary income and long-term capital gain distributions are taxable at the applicable long-term capital gain rate. If you realize a capital loss on the sale or exchange of Fund shares held six months or less, your short-term capital loss is reclassified to long-term to the extent of any long-term capital gain distribution received with respect to such Fund shares.

     Tax effect of buying shares before a capital gain or income distribution. If you buy shares shortly before or on the "record date" for a Fund distribution -- the date that establishes you as the person to receive the upcoming distribution -- you will receive, in the form of a taxable distribution, a portion of the money you just invested. Therefore, you may wish to find out a Fund's record date before investing. Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation. When these amounts are eventually distributed, they are taxable.

     The discussion above and in the Funds' Prospectus regarding the Federal income tax consequences of investing in a Fund have been prepared by Dodge & Cox and do not purport to be complete descriptions of all tax implications of an investment in a Fund. You are advised to consult with your own tax adviser concerning the application of Federal, state and local taxes to an investment in a Fund. The Trust's legal counsel has expressed no opinion in respect thereof.

PRINCIPAL UNDERWRITER
---------------------

     The Trust is the sole and principal underwriter of the shares of the Funds.

PERFORMANCE INFORMATION
-----------------------

     Each Fund may include figures indicating its total return or yield in advertisements or reports to shareholders or prospective investors. Quotations of a Fund's average annual total rate of return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years, will reflect the deduction of a proportional share of Fund expenses (on an annual basis), will assume that all dividends and capital gains distributions are reinvested when paid, and will be calculated pursuant to the following formula:


                              P (1 + T)/n/ = ERV


where      P  =   a hypothetical initial payment of $1,000,

           T  =   the average annual total return,

           n  =   the number of years,

         ERV  =   the ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the period.

     The average annual total returns of the Funds for the one, five and ten-year periods ended December 31, 1999 were as follows:

                                  1 Year   5 Years   10 Years
                                  -------  --------  ---------
     Dodge & Cox Stock Fund        20.20%    21.55%     15.48%
     Dodge & Cox Balanced Fund     12.06     16.31      12.99
     Dodge & Cox Income Fund       -0.81      7.99       8.05

Total return indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and changes in net asset value per share during the period.

     Quotations of yield, as defined by the SEC, will be based on net investment income per share earned during a given thirty-day period and will be computed by dividing this net investment income by the net asset value per share on the last day of the period and annualizing the results according to the following formula:

                           YIELD = 2[(a-b+1)/6/ -1]
                                      ---
                                      cd


where      a  =   dividends and interest earned during the period,

           b  =   expenses accrued for the period (net of reimbursements or
                  waivers),

           c  =   the average daily number of shares outstanding during the
                  period that were entitled to receive dividends, and

           d  =   the maximum offering price per share on the last day of the period.

     The Funds' current yields for the thirty days ended December 31, 1999 were as follows:

                     Dodge & Cox Stock Fund          1.65%

                     Dodge & Cox Balanced Fund       3.59%

                     Dodge & Cox Income Fund         6.84%

Yield does not directly reflect changes in net asset value per share which occurred during the period.

As appropriate, performance information for a Fund may be compared in reports and promotional literature to: (i) the Standard & Poor's 500(R) Stock Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, or various other unmanaged indices of the performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the security markets in general, and (ii) the performance of other mutual funds. Unmanaged indices may assume the reinvestment of income distributions, but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for a Fund reflects only the performance of hypothetical investments in the Fund during the particular time periods on which the calculations are based. Such information should not be considered as representative of the performance of the Fund in the future because, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time for a fixed-principal amount, the performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in a Fund's expenses and in the asset size of a Fund. Performance information should be considered in light of a Fund's investment objectives and policies, the types and quality of a Fund's portfolio investments, market conditions during the particular time period and operating expenses. Further information about the performance of a Fund is contained in each Fund's Annual Report which may be obtained without charge from the Fund. A Fund and Dodge & Cox may also refer to the following information:

     1. Portfolio information, including median market capitalization, price-to-earnings ratio, price-to-book value, average bond quality, average bond maturity, and effective bond duration.

     2. The asset allocation and sector weightings of a Fund's portfolio and a Fund's top ten holdings.

     3. A description of the Dodge & Cox investment management philosophy and approach.

FINANCIAL STATEMENTS
--------------------

     Please refer to each Fund's Financial Statements consisting of the financial statements of the Fund and the notes thereto, and the report of independent accountants contained in the Fund's 1999 Annual Report to Shareholders. The Financial Statements and the report of independent accountants (but no other material from the Annual Report) are incorporated herein by reference. Additional copies of the Annual Report may be obtained from a Fund at no charge by writing, visiting the Funds' web site at www.dodgeandcox.com, or telephoning the Fund (1-800-621-3979).

APPENDIX:  RATINGS
------------------

     A debt obligation rating by Moody's or S&P reflects their current assessment of the creditworthiness of an obligor with respect to a specific obligation. The purpose of the rating systems is to provide investors with a simple system of gradation by which the relative investment qualities of bonds may be noted. A rating is not a recommendation as to investment value, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or from other sources that the rating agencies deem reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The following is a description of the characteristics of ratings as published by Moody's and S&P.


RATINGS BY MOODY'S  (MOODY'S INVESTORS SERVICE)

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modification 1 indicates that the security ranks in the higher end of its generic rating group; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating group.

RATINGS BY S&P  (STANDARD & POOR'S RATINGS GROUP)

     AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

       A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated groups.

     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this group than in higher-rated groups.

   BB, B Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating groups.

                               DODGE & COX FUNDS

                           PART C - OTHER INFORMATION

Item 23.  Exhibits:

          (a)  Trust Instrument *
          (b)  Bylaws *
          (d)  Investment Management Agreements **
          (e)  Distributing Agent Agreement
          (g)  Form of Custody Agreement **
          (h)  Form of Transfer Agency Agreement **
          (i)  Opinion and Consent of Counsel
          (j)1 Consent of Independent Accountants
          (j)2 Signatures/Power of Attorney ***
          (k)  Financial Data Schedules
                 Part A:  Financial Highlights ****
                 Part B: Statements of Assets and Liabilities **** Statement of Changes in Net Assets ****
                          Statements of Operations ****
                          Portfolios of Investments ****
          (p)  Code of Ethics

          * Exhibits were filed with Post-Effective Amendment No. 62 and are herein incorporated by reference.

          ** Exhibits were filed with Post-Effective Amendment No. 63 and are herein incorporated by reference.

          *** With the exception of the Power of Attorney for L. Dale Crandall filed herein, the remaining exhibits were filed with Post-Effective Amendment No. 63 and are herein incorporated by reference.

          **** Incorporated by reference to similarly named financial statements in Registrant's 1999 Annual Reports to Shareholders, including Notes to Financial Statements and Report of Independent Accountants. Registrant's 1999 Annual Reports dated December 31, 1999 were filed with the Commission on February 22, 2000 (File No. 811-
          173).

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 25.  INDEMNIFICATION
          Section 10.02 of the Trust Instrument, filed as Exhibit 23(a) to this Registration Statement, provides for indemnification of Trustees of the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustees, officers or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Registrant and Dodge & Cox maintain officers' and directors' liability insurance in the amount of $20,000,000 with no deductible for the Trust's officers and trustees and $250,000 deductible for the joint insured entities.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          The only business of Dodge & Cox is to serve as the investment adviser of the Registrant. Business backgrounds of the principal executive officers and directors of the adviser who also hold positions with the Registrant are included under "Management of the Fund - Officers and Trustees" in Part B of the Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS

          The Registrant is the sole and principal underwriter of its shares of beneficial interest.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Dodge & Cox
          One Sansome Street, 35th Floor
          San Francisco, CA  94104

          Boston Financial Data Services Inc.
          66 Brooks Drive, Suite 1
          Braintree, MA  01284

          State Street Bank and Trust Company
          Lafayette Corporate Center, 4th Floor
          Boston, Massachusetts  02101-0351

Item 29.  MANAGEMENT SERVICES

          None.

Item 30.  UNDERTAKINGS

          Registrant hereby undertakes to furnish to each person, to whom Registrant's Prospectus is delivered, a copy of the most recent Annual Report to Shareholders of the relevant portfolio upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco and State of California on the 26th day of April, 2000.

     DODGE & COX FUNDS


     *By:  /s/ Harry R. Hagey
           ------------------
           Harry R. Hagey
           Chairman
           (Principal Executive Officer)

     *By:  /s/ Thomas M. Mistele
           ---------------------
           Thomas M. Mistele
           as attorney-in-fact**

     Dodge & Cox Funds is organized under a Trust Instrument dated February 13, 1998, a copy of which is on file with the Secretary of State of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant as provided in the Trust Instrument of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                      Date
---------                                         -----                      ----
/s/ Harry R. Hagey                         Chairman and Trustee          April 26, 2000
------------------                    (Principal Executive Officer)
Harry R. Hagey*

Signature                                     Title                          Date
---------                                     -----                          ----
/s/ John M. Loll                            Treasurer                    April 26, 2000
---------------------------          (Principal Financial and
John M. Loll*                          Accounting Officer)

/s/ John A. Gunn                      President and Trustee              April 26, 2000
---------------------------
John A. Gunn*

/s/ A. Horton Shapiro          Executive Vice President and Trustee      April 26, 2000
---------------------------
A. Horton Shapiro*

/s/ Katherine Herrick Drake         Vice President and Trustee           April 26, 2000
---------------------------
Katherine Herrick Drake*

/s/ Dana M. Emery                   Vice President and Trustee           April 26, 2000
---------------------------
Dana M. Emery*

/s/ Kenneth E. Olivier              Vice President and Trustee           April 26, 2000
---------------------------
Kenneth E. Olivier*

/s/ L. Dale Crandall                         Trustee                     April 26, 2000
---------------------------
L. Dale Crandall*

/s/ Max Gutierrez, Jr.                       Trustee                     April 26, 2000
---------------------------
Max Gutierrez, Jr.*

/s/ John B. Taylor                           Trustee                     April 26, 2000
---------------------------
John B.Taylor*

/s/ Will C. Wood                             Trustee                     April 26, 2000
---------------------------
Will C. Wood*


*  By: /s/ Thomas M. Mistele
       ---------------------
       Thomas M. Mistele
       Secretary
       as attorney-in-fact**


**  Powers of Attorney were filed with Post-Effective Amendment No. 63 and No.
    66.

                               DODGE & COX FUNDS

                               INDEX TO EXHIBITS

ITEM 23(a)    Trust Instrument *                      EX-99.(a)
ITEM 23(b)    Bylaws  *                               EX-99.(b)
ITEM 23(d)    Investment Management Agreements **     EX-99.(d)
ITEM 23(e)    Distributing Agent Agreement            EX-99.(e)
ITEM 23(g)    Form of Custody Agreement **            EX-99.(g)
ITEM 23(h)    Form of Transfer Agency Agreement **    EX-99.(h)
ITEM 23(i)    Opinion and Consent of Counsel          EX-99.(i)
ITEM 23(j)1   Consent of Independent Accountants      EX-99.(j)1
ITEM 23(j)2   Signatures/Power of Attorney ***        EX-99.(j)2
ITEM 23(p)    Code of Ethics                          EX-99.(p)

* Exhibits were filed with Post-Effective Amendment No. 62 as EX-23.B1 and EX-23.B2, respectively, and are herein incorporated by reference.

** Exhibits were filed with Post-Effective Amendment No. 63, and are herein incorporated by reference.

*** With the exception of the Power of Attorney for L. Dale Crandall filed herein, the remaining exhibits were filed with Post-Effective Amendment No. 63 and are herein incorporated by reference.